UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5361

Variable Insurance Products Fund V
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager Portfolio

September 30, 2007

1.808793.103

VIPAM-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 48.5%
	Shares	Value
CONSUMER DISCRETIONARY - 2.5%
Automobiles - 0.2%
General Motors Corp.	86,500	$ 3,174,550
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	99,100	5,960,865
Sotheby's Class A (ltd. vtg.)	95,500	4,563,945
		10,524,810
Hotels, Restaurants & Leisure - 0.6%
Burger King Holdings, Inc.	143,300	3,652,717
McDonald's Corp.	99,500	5,419,765
Nissin Healthcare Food Service Co.	29,200	406,650
Vail Resorts, Inc. (a)(d)	45,900	2,859,111
		12,338,243
Household Durables - 0.1%
Koninklijke Philips Electronics NV	35,300	1,586,382
Internet & Catalog Retail - 0.7%
Priceline.com, Inc. (a)	151,800	13,472,250
Media - 0.1%
Virgin Media, Inc.	52,250	1,268,108
Multiline Retail - 0.1%
Parco Co. Ltd.	66,200	883,320
Specialty Retail - 0.0%
Tsutsumi Jewelry Co. Ltd.	15,900	386,117
USS Co. Ltd.	6,180	406,119
		792,236
Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc. (a)	37,700	2,535,325
VF Corp.	14,300	1,154,725
		3,690,050
TOTAL CONSUMER DISCRETIONARY		47,729,949
CONSUMER STAPLES - 0.5%
Food & Staples Retailing - 0.1%
Whole Foods Market, Inc.	47,200	2,310,912
Food Products - 0.1%
Cresud S.A.C.I.F. y A. sponsored ADR	44,500	1,011,040
Saskatchewan Wheat Pool, Inc. (a)	7,300	85,148
Saskatchewan Wheat Pool, Inc. (a)(e)	115,400	1,346,043
		2,442,231
Personal Products - 0.2%
Bare Escentuals, Inc.	39,000	969,930
Kose Corp.	76,600	2,033,510
		3,003,440
Tobacco - 0.1%
Philip Morris CR AS	3,805	1,948,777
TOTAL CONSUMER STAPLES		9,705,360

	Shares	Value
ENERGY - 9.9%
Energy Equipment & Services - 3.8%
Atwood Oceanics, Inc. (a)	97,900	$ 7,495,224
Cameron International Corp. (a)	99,000	9,136,710
FMC Technologies, Inc. (a)	92,600	5,339,316
National Oilwell Varco, Inc. (a)	41,300	5,967,850
Oceaneering International, Inc. (a)	84,900	6,435,420
Schlumberger Ltd. (NY Shares)	123,400	12,957,000
Smith International, Inc.	83,000	5,926,200
Transocean, Inc. (a)	91,600	10,355,380
Trican Well Service Ltd.	86,400	1,759,276
W-H Energy Services, Inc. (a)	22,200	1,637,250
Weatherford International Ltd. (a)	105,500	7,087,490
		74,097,116
Oil, Gas & Consumable Fuels - 6.1%
Apache Corp.	46,100	4,151,766
Cabot Oil & Gas Corp.	205,000	7,207,800
Cameco Corp.	175,700	8,105,697
Canadian Natural Resources Ltd.	18,600	1,413,189
Chesapeake Energy Corp.	62,000	2,186,120
DMCI Holdings, Inc.	2,346,000	472,314
Exxon Mobil Corp.	203,200	18,808,192
Marathon Oil Corp.	62,900	3,586,558
NuVista Energy Ltd. (a)	30,400	420,312
Petroplus Holdings AG	111,880	9,869,927
ProEx Energy Ltd. (a)	55,800	793,376
Quicksilver Resources, Inc. (a)	19,700	926,885
Range Resources Corp.	14,200	577,372
Reliance Industries Ltd.	19,244	1,115,070
Semirara Mining Corp.	821,100	626,725
Suncor Energy, Inc.	9,500	902,333
Sunoco, Inc.	43,600	3,086,008
Tesoro Corp.	104,700	4,818,294
Ultra Petroleum Corp. (a)	327,700	20,330,508
Uranium One, Inc. (a)	212,900	2,815,118
Valero Energy Corp.	304,700	20,469,746
Williams Companies, Inc.	191,000	6,505,460
		119,188,770
TOTAL ENERGY		193,285,886
FINANCIALS - 5.2%
Capital Markets - 1.7%
Fortress Investment Group LLC (d)	150,200	3,202,264
Goldman Sachs Group, Inc.	78,200	16,949,068
Lehman Brothers Holdings, Inc.	84,000	5,185,320
Pampa Holding SA (a)	813,427	712,830
T. Rowe Price Group, Inc.	20,900	1,163,921
The Blackstone Group LP	257,200	6,450,576
		33,663,979
Commercial Banks - 1.6%
Banco Bradesco SA (PN) sponsored ADR	109,700	3,221,889
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Banco Daycoval SA (PN)	250,800	$ 2,442,324
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	270,200	13,677,524
Raiffeisen International Bank Holding AG	9,200	1,344,718
Shinsei Bank Ltd.	813,000	2,549,086
Uniao de Bancos Brasileiros SA (Unibanco) GDR	63,200	8,313,960
		31,549,501
Consumer Finance - 0.1%
SFCG Co. Ltd.	8,910	1,247,819
Diversified Financial Services - 0.7%
Apollo Global Management LLC (e)	315,200	7,880,000
CIT Group, Inc.	54,100	2,174,820
CME Group, Inc.	7,500	4,405,125
		14,459,945
Insurance - 0.8%
Aioi Insurance Co. Ltd.	211,000	1,226,808
Benfield Group PLC	197,000	1,169,023
MetLife, Inc.	24,700	1,722,331
Millea Holdings, Inc.	31,130	1,243,644
Mitsui Marine & Fire Insurance Co. Ltd.	100,000	1,169,426
Principal Financial Group, Inc.	85,500	5,394,195
Prudential Financial, Inc.	34,200	3,337,236
		15,262,663
Real Estate Investment Trusts - 0.3%
Annaly Capital Management, Inc.	324,900	5,175,657
Real Estate Management & Development - 0.0%
Inversiones y Representaciones SA sponsored GDR (a)	21,500	341,205
TOTAL FINANCIALS		101,700,769
HEALTH CARE - 4.7%
Biotechnology - 2.2%
Actelion Ltd. (Reg.) (a)	41,440	2,295,993
Amgen, Inc. (a)	46,600	2,636,162
Celgene Corp. (a)	367,000	26,170,770
CSL Ltd.	11,100	1,057,337
Gilead Sciences, Inc. (a)	266,200	10,879,594
		43,039,856
Health Care Equipment & Supplies - 0.7%
Beckman Coulter, Inc.	76,900	5,672,144
Becton, Dickinson & Co.	69,600	5,710,680
Synthes, Inc.	19,737	2,209,106
		13,591,930

	Shares	Value
Health Care Providers & Services - 0.9%
Humana, Inc. (a)	128,600	$ 8,986,568
Medco Health Solutions, Inc. (a)	101,700	9,192,663
		18,179,231
Pharmaceuticals - 0.9%
Elan Corp. PLC sponsored ADR (a)	486,800	10,242,272
Sanofi-Aventis sponsored ADR	57,700	2,447,634
Takeda Pharamaceutical Co. Ltd.	51,000	3,575,900
Torii Pharmaceutical Co. Ltd.	8,600	151,206
		16,417,012
TOTAL HEALTH CARE		91,228,029
INDUSTRIALS - 5.7%
Aerospace & Defense - 1.1%
L-3 Communications Holdings, Inc.	41,800	4,269,452
Precision Castparts Corp.	47,900	7,088,242
Raytheon Co.	73,700	4,703,534
The Boeing Co.	52,100	5,469,979
		21,531,207
Airlines - 0.9%
Delta Air Lines, Inc. (a)	263,200	4,724,440
UAL Corp. (a)(d)	258,100	12,009,393
US Airways Group, Inc. (a)	56,500	1,483,125
		18,216,958
Construction & Engineering - 0.0%
Samwhan Corp.	790	27,322
Electrical Equipment - 0.8%
ABB Ltd. sponsored ADR	352,100	9,235,583
Alstom SA	27,400	5,570,552
		14,806,135
Industrial Conglomerates - 1.0%
Hutchison Whampoa Ltd.	397,000	4,246,358
McDermott International, Inc. (a)	274,200	14,828,736
		19,075,094
Machinery - 1.9%
Caterpillar, Inc.	84,500	6,627,335
Cummins, Inc.	69,800	8,926,722
Deere & Co.	200	29,684
Eaton Corp.	100,100	9,913,904
Kubota Corp.	372,000	3,037,905
Kubota Corp. sponsored ADR	13,400	547,524
MAN AG	17,500	2,546,658
NGK Insulators Ltd.	25,000	800,682
Parker Hannifin Corp.	25,700	2,874,031
Sulzer AG (Reg.)	1,100	1,577,975
		36,882,420
Road & Rail - 0.0%
Seino Holdings Co. Ltd.	41,000	378,632
TOTAL INDUSTRIALS		110,917,768
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 8.1%
Communications Equipment - 2.7%
Cisco Systems, Inc. (a)	494,600	$ 16,376,206
F5 Networks, Inc. (a)	63,800	2,372,722
Harris Corp.	74,400	4,299,576
Infinera Corp.	84,600	1,704,690
Research In Motion Ltd. (a)	276,200	27,219,511
		51,972,705
Computers & Peripherals - 1.5%
Apple, Inc. (a)	94,600	14,524,884
EMC Corp. (a)	318,300	6,620,640
SanDisk Corp. (a)	160,700	8,854,570
		30,000,094
Electronic Equipment & Instruments - 0.0%
Ibiden Co. Ltd.	9,800	824,841
Internet Software & Services - 0.3%
Google, Inc. Class A (sub. vtg.) (a)	8,700	4,935,249
IT Services - 0.6%
Fidelity National Information Services, Inc.	70,100	3,110,337
Mastercard, Inc. Class A	59,100	8,745,027
Redecard SA	25,900	480,556
		12,335,920
Semiconductors & Semiconductor Equipment - 1.8%
Applied Materials, Inc.	53,300	1,103,310
ASML Holding NV (NY Shares) (a)	148,100	4,866,566
Broadcom Corp. Class A (a)	174,700	6,366,068
Cree, Inc. (a)	68,200	2,121,020
Intel Corp.	712,300	18,420,078
SiRF Technology Holdings, Inc. (a)	62,300	1,330,105
		34,207,147
Software - 1.2%
Adobe Systems, Inc. (a)	73,400	3,204,644
Glu Mobile, Inc.	49,500	448,965
Nintendo Co. Ltd.	36,300	18,832,441
		22,486,050
TOTAL INFORMATION TECHNOLOGY		156,762,006
MATERIALS - 7.7%
Chemicals - 3.4%
Lanxess AG	22,000	1,044,060
Monsanto Co.	269,100	23,072,634
Potash Corp. of Saskatchewan, Inc.	190,500	20,135,850
The Mosaic Co. (a)	397,800	21,290,256
		65,542,800
Metals & Mining - 3.8%
Allegheny Technologies, Inc.	15,800	1,737,210
Anglo Platinum Ltd.	4,700	711,424

	Shares	Value
Apex Silver Mines Ltd. (a)	42,800	$ 832,460
Aquiline Resources, Inc. (a)	159,400	1,634,872
Aquiline Resources, Inc. (a)(e)	70,300	721,026
ArcelorMittal SA (NY Shares) Class A	188,100	14,739,516
BHP Billiton Ltd. sponsored ADR	76,800	6,036,480
Companhia Vale do Rio Doce sponsored ADR	335,000	11,366,550
European Goldfields Ltd. (a)	250,400	1,475,459
Freeport-McMoRan Copper & Gold, Inc. Class B	185,000	19,404,650
Gold Fields Ltd.	34,400	622,296
Gold Fields Ltd. sponsored ADR	218,400	3,950,856
Guyana Goldfields, Inc. (a)	47,300	470,860
IAMGOLD Corp.	213,900	1,860,468
Impala Platinum Holdings Ltd.	141,200	4,919,932
Meridian Gold, Inc. (a)	14,200	470,020
Newcrest Mining Ltd.	16,795	417,473
RTI International Metals, Inc. (a)	33,600	2,663,136
Tokyo Steel Manufacturing Co. Ltd.	25,500	395,961
		74,430,649
Paper & Forest Products - 0.5%
Abitibi-Consolidated, Inc. (a)	912,400	1,614,705
Bowater, Inc. (d)	92,400	1,378,608
Canfor Corp. (a)	128,000	1,422,222
Catalyst Paper Corp. (a)	899,000	1,708,507
Nine Dragons Paper (Holdings) Ltd.	1,089,300	3,405,004
		9,529,046
TOTAL MATERIALS		149,502,495
TELECOMMUNICATION SERVICES - 2.7%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.	295,900	12,519,529
Telefonica SA sponsored ADR	49,600	4,155,488
		16,675,017
Wireless Telecommunication Services - 1.9%
America Movil SAB de CV Series L sponsored ADR	114,000	7,296,000
China Mobile (Hong Kong) Ltd. sponsored ADR	127,100	10,427,284
NII Holdings, Inc. (a)	203,500	16,717,525
Taiwan Mobile Co. Ltd.	1,526,000	2,076,127
		36,516,936
TOTAL TELECOMMUNICATION SERVICES		53,191,953
UTILITIES - 1.5%
Electric Utilities - 0.7%
E.ON AG	15,000	2,761,650
Entergy Corp.	62,200	6,735,638
Reliant Energy, Inc. (a)	171,100	4,380,160
		13,877,448
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - 0.8%
Constellation Energy Group, Inc.	43,200	$ 3,706,128
Dynegy, Inc. Class A (a)	326,900	3,020,556
NRG Energy, Inc. (a)	205,300	8,682,137
		15,408,821
TOTAL UTILITIES		29,286,269
TOTAL COMMON STOCKS (Cost $748,302,852)		943,310,484
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $1,412,249)	36,500	1,405,843
U.S. Treasury Obligations - 0.2%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 4.83% to 4.84% 10/4/07 (f) (Cost $3,498,141)	$ 3,500,000	3,499,069
Fixed-Income Funds - 43.4%
	Shares
Fidelity Floating Rate Central Fund (g)	579,100	56,531,739
Fidelity High Income Central Fund 1 (g)	328,353	32,342,808
Fidelity VIP Investment Grade Central Fund (g)	7,415,740	755,812,152
TOTAL FIXED-INCOME FUNDS (Cost $851,471,869)		844,686,699
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 5.12% (b)	76,916,803	76,916,803
Fidelity Money Market Central Fund, 5.54% (b)	73,860,162	73,860,162
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	6,975,500	6,975,500
TOTAL MONEY MARKET FUNDS (Cost $157,752,465)		157,752,465
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $1,762,437,576)	1,950,654,560
NET OTHER ASSETS - (0.3)%	(5,399,073)
NET ASSETS - 100%	$ 1,945,255,487
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
129 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2007	$ 8,114,211	$ 349,016
42 FTSE 100 Index Contracts (United Kingdom)	Dec. 2007	5,603,021	205,280
130 S&P 500 Index Contracts	Dec. 2007	49,988,250	1,304,225
34 TOPIX 150 Index Contracts (Japan)	Dec. 2007	4,805,988	265,750
TOTAL EQUITY INDEX CONTRACTS		$ 68,511,470	$ 2,124,271
The face value of futures purchased as a percentage of net assets - 3.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,947,069 or 0.5% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,499,069.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings list for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial are available on the SEC's web site, or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,488,472
Fidelity Floating Rate Central Fund	3,601,550
Fidelity High Income Central Fund 1	3,088,894
Fidelity Money Market Central Fund	3,708,158
Fidelity Securities Lending Cash Central Fund	35,083
Fidelity VIP Investment Grade Central Fund	30,558,565
Total	$ 44,480,722
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 70,731,860	$ -	$ 12,504,160	$ 56,531,739	2.4%
Fidelity High Income Central Fund 1	80,596,646	-	48,155,663	32,342,808	10.9%
Fidelity VIP Investment Grade Central Fund	791,098,507	72,052,602	99,842,753	755,812,152	24.5%
Total	$ 942,427,013	$ 72,052,602	$ 160,502,576	$ 844,686,699
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,742,415,478. Net unrealized appreciation aggregated $208,239,082, of which $219,764,566 related to appreciated investment securities and $11,525,484 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Asset Manager: Growth Portfolio

September 30, 2007

1.808789.103

VIPAMG-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.3%
	Shares	Value
CONSUMER DISCRETIONARY - 3.2%
Automobiles - 0.2%
General Motors Corp.	13,900	$ 510,130
Diversified Consumer Services - 0.7%
Apollo Group, Inc. Class A (non-vtg.) (a)	15,700	944,355
Sotheby's Class A (ltd. vtg.)	15,600	745,524
		1,689,879
Hotels, Restaurants & Leisure - 0.8%
Burger King Holdings, Inc.	23,500	599,015
McDonald's Corp.	16,200	882,414
Nissin Healthcare Food Service Co.	4,400	61,276
Vail Resorts, Inc. (a)(d)	7,500	467,175
		2,009,880
Household Durables - 0.1%
Koninklijke Philips Electronics NV	5,300	238,182
Internet & Catalog Retail - 0.9%
Priceline.com, Inc. (a)(d)	24,700	2,192,125
Media - 0.1%
Virgin Media, Inc.	8,150	197,801
Multiline Retail - 0.1%
Parco Co. Ltd.	9,900	132,098
Specialty Retail - 0.0%
Tsutsumi Jewelry Co. Ltd.	2,400	58,282
USS Co. Ltd.	940	61,772
		120,054
Textiles, Apparel & Luxury Goods - 0.3%
Crocs, Inc. (a)	6,500	437,125
VF Corp.	2,400	193,800
		630,925
TOTAL CONSUMER DISCRETIONARY		7,721,074
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.2%
Whole Foods Market, Inc.	7,600	372,096
Food Products - 0.1%
Cresud S.A.C.I.F. y A. sponsored ADR	7,000	159,040
Saskatchewan Wheat Pool, Inc. (a)	800	9,331
Saskatchewan Wheat Pool, Inc. (a)(e)	17,300	201,790
		370,161
Personal Products - 0.2%
Bare Escentuals, Inc.	5,100	126,837
Kose Corp.	11,500	305,292
		432,129
Tobacco - 0.1%
Philip Morris CR AS	600	307,297
TOTAL CONSUMER STAPLES		1,481,683

	Shares	Value
ENERGY - 12.8%
Energy Equipment & Services - 5.0%
Atwood Oceanics, Inc. (a)	15,800	$ 1,209,648
Cameron International Corp. (a)	15,700	1,448,953
FMC Technologies, Inc. (a)	14,900	859,134
National Oilwell Varco, Inc. (a)	6,600	953,700
Oceaneering International, Inc. (a)	13,800	1,046,040
Schlumberger Ltd. (NY Shares)	20,000	2,100,000
Smith International, Inc.	13,500	963,900
Transocean, Inc. (a)	14,900	1,684,445
Trican Well Service Ltd.	13,100	266,742
W-H Energy Services, Inc. (a)	3,800	280,250
Weatherford International Ltd. (a)	17,200	1,155,496
		11,968,308
Oil, Gas & Consumable Fuels - 7.8%
Apache Corp.	7,500	675,450
Cabot Oil & Gas Corp.	28,800	1,012,608
Cameco Corp.	28,700	1,324,038
Canadian Natural Resources Ltd.	2,800	212,738
Chesapeake Energy Corp.	9,800	345,548
DMCI Holdings, Inc.	356,000	71,673
Exxon Mobil Corp.	33,000	3,054,480
Marathon Oil Corp.	10,500	598,710
NuVista Energy Ltd. (a)	4,600	63,600
Petroplus Holdings AG	18,242	1,609,289
ProEx Energy Ltd. (a)	8,600	122,277
Quicksilver Resources, Inc. (a)	3,800	178,790
Range Resources Corp.	1,600	65,056
Reliance Industries Ltd.	2,930	169,775
Semirara Mining Corp.	123,600	94,341
Suncor Energy, Inc.	1,400	132,975
Sunoco, Inc.	7,300	516,694
Tesoro Corp.	17,000	782,340
Ultra Petroleum Corp. (a)	45,700	2,835,228
Uranium One, Inc. (a)	34,700	458,829
Valero Energy Corp.	49,200	3,305,256
Williams Companies, Inc.	30,400	1,035,424
		18,665,119
TOTAL ENERGY		30,633,427
FINANCIALS - 6.8%
Capital Markets - 2.2%
Fortress Investment Group LLC (d)	22,700	483,964
Goldman Sachs Group, Inc.	12,500	2,709,250
Lehman Brothers Holdings, Inc.	13,500	833,355
Pampa Holding SA (a)	123,543	108,264
T. Rowe Price Group, Inc.	2,800	155,932
The Blackstone Group LP	41,400	1,038,312
		5,329,077
Commercial Banks - 2.1%
Banco Bradesco SA (PN) sponsored ADR	18,200	534,534
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Banco Daycoval SA (PN)	42,100	$ 409,975
Banco Itau Holding Financeira SA sponsored ADR (non-vtg.)	43,900	2,222,218
Raiffeisen International Bank Holding AG	1,400	204,631
Shinsei Bank Ltd.	122,000	382,520
Uniao de Bancos Brasileiros SA (Unibanco) GDR	9,500	1,249,725
		5,003,603
Consumer Finance - 0.1%
SFCG Co. Ltd.	1,350	189,063
Diversified Financial Services - 1.0%
Apollo Global Management LLC (e)	50,700	1,267,500
CIT Group, Inc.	8,700	349,740
CME Group, Inc.	1,200	704,820
		2,322,060
Insurance - 1.0%
Aioi Insurance Co. Ltd.	32,000	186,056
Benfield Group PLC	29,556	175,389
MetLife, Inc.	4,300	299,839
Millea Holdings, Inc.	4,679	186,926
Mitsui Marine & Fire Insurance Co. Ltd.	15,000	175,414
Principal Financial Group, Inc.	13,700	864,333
Prudential Financial, Inc.	5,700	556,206
		2,444,163
Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	53,800	857,034
Real Estate Management & Development - 0.0%
Inversiones y Representaciones SA sponsored GDR (a)	3,000	47,610
TOTAL FINANCIALS		16,192,610
HEALTH CARE - 6.1%
Biotechnology - 2.9%
Actelion Ltd. (Reg.) (a)	6,305	349,330
Amgen, Inc. (a)	7,500	424,275
Celgene Corp. (a)	59,600	4,250,076
CSL Ltd.	1,200	114,307
Gilead Sciences, Inc. (a)	43,500	1,777,845
		6,915,833
Health Care Equipment & Supplies - 0.9%
Beckman Coulter, Inc.	12,700	936,752
Becton, Dickinson & Co.	11,300	927,165
Synthes, Inc.	2,998	335,558
		2,199,475
Health Care Providers & Services - 1.2%
Humana, Inc. (a)	19,700	1,376,636
Medco Health Solutions, Inc. (a)	16,500	1,491,435
		2,868,071

	Shares	Value
Pharmaceuticals - 1.1%
Elan Corp. PLC sponsored ADR (a)	78,400	$ 1,649,536
Sanofi-Aventis sponsored ADR	8,700	369,054
Takeda Pharamaceutical Co. Ltd.	7,800	546,902
Torii Pharmaceutical Co. Ltd.	1,300	22,857
		2,588,349
TOTAL HEALTH CARE		14,571,728
INDUSTRIALS - 7.5%
Aerospace & Defense - 1.5%
L-3 Communications Holdings, Inc.	7,000	714,980
Precision Castparts Corp.	7,600	1,124,648
Raytheon Co.	11,900	759,458
The Boeing Co.	8,400	881,916
		3,481,002
Airlines - 1.2%
Delta Air Lines, Inc. (a)	41,900	752,105
UAL Corp. (a)	41,300	1,921,689
US Airways Group, Inc. (a)	8,900	233,625
		2,907,419
Construction & Engineering - 0.0%
Samwhan Corp.	120	4,150
Electrical Equipment - 1.0%
ABB Ltd. sponsored ADR	57,600	1,510,848
Alstom SA	4,400	894,541
		2,405,389
Industrial Conglomerates - 1.3%
Hutchison Whampoa Ltd.	61,000	652,463
McDermott International, Inc. (a)	44,800	2,422,784
		3,075,247
Machinery - 2.5%
Caterpillar, Inc.	13,900	1,090,177
Cummins, Inc.	11,400	1,457,946
Eaton Corp.	16,100	1,594,544
Kubota Corp.	56,000	457,319
Kubota Corp. sponsored ADR (d)	2,000	81,720
MAN AG	2,900	422,018
NGK Insulators Ltd.	4,000	128,109
Parker Hannifin Corp.	4,000	447,320
Sulzer AG (Reg.)	200	286,905
		5,966,058
Road & Rail - 0.0%
Seino Holdings Co. Ltd.	6,000	55,410
TOTAL INDUSTRIALS		17,894,675
INFORMATION TECHNOLOGY - 10.7%
Communications Equipment - 3.5%
Cisco Systems, Inc. (a)	80,000	2,648,800
F5 Networks, Inc. (a)	10,200	379,338
Harris Corp.	12,100	699,259
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Infinera Corp.	12,600	$ 253,890
Research In Motion Ltd. (a)	45,200	4,454,460
		8,435,747
Computers & Peripherals - 2.1%
Apple, Inc. (a)	15,400	2,364,516
EMC Corp. (a)	52,100	1,083,680
SanDisk Corp. (a)	25,800	1,421,580
		4,869,776
Electronic Equipment & Instruments - 0.1%
Ibiden Co. Ltd.	1,600	134,668
Internet Software & Services - 0.4%
Google, Inc. Class A (sub. vtg.) (a)	1,600	907,632
IT Services - 0.8%
Fidelity National Information Services, Inc.	11,600	514,692
Mastercard, Inc. Class A	9,600	1,420,512
Redecard SA	3,100	57,518
		1,992,722
Semiconductors & Semiconductor Equipment - 2.3%
Applied Materials, Inc.	9,500	196,650
ASML Holding NV (NY Shares) (a)	24,500	805,070
Broadcom Corp. Class A (a)	28,000	1,020,320
Cree, Inc. (a)	10,900	338,990
Intel Corp.	114,600	2,963,556
SiRF Technology Holdings, Inc. (a)	10,000	213,500
		5,538,086
Software - 1.5%
Adobe Systems, Inc. (a)	12,300	537,018
Glu Mobile, Inc.	5,200	47,164
Nintendo Co. Ltd.	5,900	3,060,920
		3,645,102
TOTAL INFORMATION TECHNOLOGY		25,523,733
MATERIALS - 10.0%
Chemicals - 4.5%
Lanxess AG	3,300	156,609
Monsanto Co.	44,000	3,772,560
Potash Corp. of Saskatchewan, Inc.	31,000	3,276,700
The Mosaic Co. (a)	64,700	3,462,744
		10,668,613
Metals & Mining - 4.9%
Allegheny Technologies, Inc.	2,500	274,875
Anglo Platinum Ltd.	700	105,957
Apex Silver Mines Ltd. (a)	6,400	124,480
Aquiline Resources, Inc. (a)	23,900	245,128
Aquiline Resources, Inc. (a)(e)	8,600	88,205

	Shares	Value
ArcelorMittal SA (NY Shares) Class A	30,600	$ 2,397,816
BHP Billiton Ltd. sponsored ADR	12,400	974,640
Companhia Vale do Rio Doce sponsored ADR	54,200	1,839,006
European Goldfields Ltd. (a)	38,000	223,912
Freeport-McMoRan Copper & Gold, Inc. Class B	30,000	3,146,700
Gold Fields Ltd.	3,500	63,315
Gold Fields Ltd. sponsored ADR	32,800	593,352
Guyana Goldfields, Inc. (a)	7,100	70,679
IAMGOLD Corp.	32,500	282,680
Impala Platinum Holdings Ltd.	22,500	783,984
Meridian Gold, Inc. (a)	2,100	69,510
Newcrest Mining Ltd.	2,027	50,385
RTI International Metals, Inc. (a)	5,400	428,004
Tokyo Steel Manufacturing Co. Ltd.	3,600	55,900
		11,818,528
Paper & Forest Products - 0.6%
Abitibi-Consolidated, Inc. (a)	137,000	242,453
Bowater, Inc. (d)	14,000	208,880
Canfor Corp. (a)	19,200	213,333
Catalyst Paper Corp. (a)	134,900	256,371
Nine Dragons Paper (Holdings) Ltd.	159,600	498,888
		1,419,925
TOTAL MATERIALS		23,907,066
TELECOMMUNICATION SERVICES - 3.6%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.	48,400	2,047,804
Telefonica SA sponsored ADR	8,000	670,240
		2,718,044
Wireless Telecommunication Services - 2.5%
America Movil SAB de CV Series L sponsored ADR	18,700	1,196,800
China Mobile (Hong Kong) Ltd. sponsored ADR	20,600	1,690,024
NII Holdings, Inc. (a)	33,100	2,719,165
Taiwan Mobile Co. Ltd.	229,000	311,555
		5,917,544
TOTAL TELECOMMUNICATION SERVICES		8,635,588
UTILITIES - 2.0%
Electric Utilities - 0.9%
E.ON AG	2,300	423,453
Entergy Corp.	10,200	1,104,558
Reliant Energy, Inc. (a)	27,800	711,680
		2,239,691
Independent Power Producers & Energy Traders - 1.1%
Constellation Energy Group, Inc.	7,100	609,109
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Independent Power Producers & Energy Traders - continued
Dynegy, Inc. Class A (a)	53,300	$ 492,492
NRG Energy, Inc. (a)	33,600	1,420,944
		2,522,545
TOTAL UTILITIES		4,762,236
TOTAL COMMON STOCKS (Cost $120,415,192)		151,323,820
Nonconvertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
Istituto Finanziario Industriale SpA (IFI) (a) (Cost $213,299)	5,500	211,839
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 3.93% to 4.83% 10/4/07 to 12/6/07 (f) (Cost $1,002,796)	$ 1,010,000	1,003,683
Fixed-Income Funds - 25.5%
	Shares
Fidelity Floating Rate Central Fund (g)	70,521	6,884,259
Fidelity High Income Central Fund 1 (g)	39,175	3,858,702
Fidelity VIP Investment Grade Central Fund (g)	493,747	50,322,671
TOTAL FIXED-INCOME FUNDS (Cost $61,026,336)		61,065,632
Money Market Funds - 11.4%

Fidelity Cash Central Fund, 5.12% (b)	25,121,095	25,121,095
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	2,102,100	2,102,100
TOTAL MONEY MARKET FUNDS (Cost $27,223,195)		27,223,195
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $209,880,818)	240,828,169
NET OTHER ASSETS - (0.7)%	(1,711,713)
NET ASSETS - 100%	$ 239,116,456
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
71 Dow Jones Euro Stoxx 50 Index Contracts (Germany)	Dec. 2007	$ 4,465,961	$ 192,094
27 FTSE 100 Index Contracts (United Kingdom)	Dec. 2007	3,601,942	131,966
20 S&P 500 Index Contracts	Dec. 2007	7,690,500	200,650
25 TOPIX 150 Index Contracts (Japan)	Dec. 2007	3,533,815	195,404
TOTAL EQUITY INDEX CONTRACTS		$ 19,292,218	$ 720,114
The face value of futures purchased as a percentage of net assets - 8.1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,557,495 or 0.7% of net assets.

(f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,003,683.

(g) Affiliated fund that is available only to investment companies and accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 964,803
Fidelity Floating Rate Central Fund	402,866
Fidelity High Income Central Fund 1	318,496
Fidelity Securities Lending Cash Central Fund	9,488
Fidelity VIP Investment Grade Central Fund	1,948,475
Total	$ 3,644,128
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 7,094,413	$ -	$ -	$ 6,884,259	0.3%
Fidelity High Income Central Fund 1	5,260,980	2,502,684	3,868,187	3,858,702	1.3%
Fidelity VIP Investment Grade Central Fund	51,656,430	2,694,216	3,698,155	50,322,671	1.5%
Total	$ 64,011,823	$ 5,196,900	$ 7,566,342	$ 61,065,632
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $209,291,526. Net unrealized appreciation aggregated $31,536,643, of which $33,318,904 related to appreciated investment securities and $1,782,261 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Indexed securities are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2005 Portfolio

September 30, 2007

1.822342.102

VIPF2005-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.2%
	Shares	Value
Domestic Equity Funds - 39.0%
VIP Contrafund Portfolio Initial Class	15,505	$ 561,737
VIP Equity-Income Portfolio Initial Class	21,628	611,637
VIP Growth & Income Portfolio Initial Class	36,831	639,013
VIP Growth Portfolio Initial Class	15,054	669,281
VIP Mid Cap Portfolio Initial Class	6,170	229,029
VIP Value Portfolio Initial Class	35,721	521,880
VIP Value Strategies Portfolio Initial Class	15,896	213,329
TOTAL DOMESTIC EQUITY FUNDS		3,445,906
International Equity Funds - 9.2%
VIP Overseas Portfolio Initial Class	31,670	811,380
TOTAL EQUITY FUNDS (Cost $3,407,628)		4,257,286
Fixed-Income Funds - 39.7%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	67,032	439,062
Investment Grade Fixed-Income Funds - 34.7%
VIP Investment Grade Bond Portfolio Initial Class	245,095	3,071,044
TOTAL FIXED-INCOME FUNDS (Cost $3,463,260)		3,510,106
Short-Term Funds - 12.1%

VIP Money Market Portfolio Initial Class (Cost $1,073,453)	1,073,453	1,073,453
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,944,341)		$ 8,840,845
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $7,944,459. Net unrealized appreciation aggregated $896,386, of which $904,101 related to appreciated investment securities and $7,715 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2010 Portfolio

September 30, 2007

1.822344.102

VIPF2010-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.9%
	Shares	Value
Domestic Equity Funds - 40.0%
VIP Contrafund Portfolio Initial Class	182,121	$ 6,598,260
VIP Equity-Income Portfolio Initial Class	254,712	7,203,251
VIP Growth & Income Portfolio Initial Class	432,897	7,510,767
VIP Growth Portfolio Initial Class	176,674	7,854,928
VIP Mid Cap Portfolio Initial Class	72,645	2,696,589
VIP Value Portfolio Initial Class	421,166	6,153,233
VIP Value Strategies Portfolio Initial Class	187,819	2,520,528
TOTAL DOMESTIC EQUITY FUNDS		40,537,556
International Equity Funds - 9.9%
VIP Overseas Portfolio Initial Class	391,526	10,030,906
TOTAL EQUITY FUNDS (Cost $43,467,097)		50,568,462
Fixed-Income Funds - 40.2%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	773,195	5,064,430
Investment Grade Fixed-Income Funds - 35.2%
VIP Investment Grade Bond Portfolio Initial Class	2,853,095	35,749,281
TOTAL FIXED-INCOME FUNDS (Cost $40,432,275)		40,813,711
Short-Term Funds - 9.9%

VIP Money Market Portfolio Initial Class (Cost $10,020,408)	10,020,408	10,020,408
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $93,919,780)		$ 101,402,581
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $93,922,357. Net unrealized appreciation aggregated $7,480,224, of which $7,629,281 related to appreciated investment securities and $149,057 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2015 Portfolio

September 30, 2007

1.822346.102

VIPF2015-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.7%
	Shares	Value
Domestic Equity Funds - 44.6%
VIP Contrafund Portfolio Initial Class	103,107	$ 3,735,572
VIP Equity-Income Portfolio Initial Class	144,254	4,079,506
VIP Growth & Income Portfolio Initial Class	245,357	4,256,938
VIP Growth Portfolio Initial Class	100,180	4,454,010
VIP Mid Cap Portfolio Initial Class	41,236	1,530,679
VIP Value Portfolio Initial Class	238,093	3,478,545
VIP Value Strategies Portfolio Initial Class	106,484	1,429,009
TOTAL DOMESTIC EQUITY FUNDS		22,964,259
International Equity Funds - 11.1%
VIP Overseas Portfolio Initial Class	222,118	5,690,658
TOTAL EQUITY FUNDS (Cost $24,258,478)		28,654,917
Fixed-Income Funds - 38.1%

High Yield Fixed-Income Funds - 5.9%
VIP High Income Portfolio Initial Class	461,032	3,019,763
Investment Grade Fixed-Income Funds - 32.2%
VIP Investment Grade Bond Portfolio Initial Class	1,322,779	16,574,418
TOTAL FIXED-INCOME FUNDS (Cost $19,443,620)		19,594,181
Short-Term Funds - 6.2%

VIP Money Market Portfolio Initial Class (Cost $3,177,830)	3,177,830	3,177,830
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $46,879,928)		$ 51,426,928
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $46,880,319. Net unrealized appreciation aggregated $4,546,609, of which $4,631,263 related to appreciated investment securities and $84,654 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2020 Portfolio

September 30, 2007

1.822349.102

VIPF2020-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 67.7%
	Shares	Value
Domestic Equity Funds - 54.3%
VIP Contrafund Portfolio Initial Class	372,730	$ 13,504,015
VIP Equity-Income Portfolio Initial Class	522,620	14,779,687
VIP Growth & Income Portfolio Initial Class	887,256	15,393,884
VIP Growth Portfolio Initial Class	361,578	16,075,766
VIP Mid Cap Portfolio Initial Class	148,991	5,530,549
VIP Value Portfolio Initial Class	863,993	12,622,934
VIP Value Strategies Portfolio Initial Class	386,175	5,182,463
TOTAL DOMESTIC EQUITY FUNDS		83,089,298
International Equity Funds - 13.4%
VIP Overseas Portfolio Initial Class	802,686	20,564,808
TOTAL EQUITY FUNDS (Cost $90,222,939)		103,654,106
Fixed-Income Funds - 31.8%

High Yield Fixed-Income Funds - 7.4%
VIP High Income Portfolio Initial Class	1,735,589	11,368,106
Investment Grade Fixed-Income Funds - 24.4%
VIP Investment Grade Bond Portfolio Initial Class	2,977,837	37,312,299
TOTAL FIXED-INCOME FUNDS (Cost $48,309,728)		48,680,405
Short-Term Funds - 0.5%

VIP Money Market Portfolio Initial Class (Cost $710,916)	710,916	710,916
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $139,243,583)		$ 153,045,427
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $139,244,013. Net unrealized appreciation aggregated $13,801,414, of which $14,051,619 related to appreciated investment securities and $250,205 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2025 Portfolio

September 30, 2007

1.822350.102

VIPF2025-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.7%
	Shares	Value
Domestic Equity Funds - 56.7%
VIP Contrafund Portfolio Initial Class	36,771	$ 1,332,223
VIP Equity-Income Portfolio Initial Class	51,473	1,455,649
VIP Growth & Income Portfolio Initial Class	87,469	1,517,594
VIP Growth Portfolio Initial Class	35,673	1,586,025
VIP Mid Cap Portfolio Initial Class	14,692	545,367
VIP Value Portfolio Initial Class	85,067	1,242,825
VIP Value Strategies Portfolio Initial Class	38,013	510,136
TOTAL DOMESTIC EQUITY FUNDS		8,189,819
International Equity Funds - 14.0%
VIP Overseas Portfolio Initial Class	79,213	2,029,447
TOTAL EQUITY FUNDS (Cost $8,567,395)		10,219,266
Fixed-Income Funds - 29.3%

High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Initial Class	165,205	1,082,094
Investment Grade Fixed-Income Funds - 21.8%
VIP Investment Grade Bond Portfolio Initial Class	252,074	3,158,482
TOTAL FIXED-INCOME FUNDS (Cost $4,197,648)		4,240,576
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $12,765,043)		$ 14,459,842
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $12,765,279. Net unrealized appreciation aggregated $1,694,563, of which $1,709,092 related to appreciated investment securities and $14,529 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom 2030 Portfolio

September 30, 2007

1.822347.102

VIPF2030-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 81.7%
	Shares	Value
Domestic Equity Funds - 65.5%
VIP Contrafund Portfolio Initial Class	163,197	$ 5,912,638
VIP Equity-Income Portfolio Initial Class	228,279	6,455,735
VIP Growth & Income Portfolio Initial Class	388,058	6,732,798
VIP Growth Portfolio Initial Class	158,367	7,040,986
VIP Mid Cap Portfolio Initial Class	65,101	2,416,535
VIP Value Portfolio Initial Class	377,312	5,512,524
VIP Value Strategies Portfolio Initial Class	168,281	2,258,334
TOTAL DOMESTIC EQUITY FUNDS		36,329,550
International Equity Funds - 16.2%
VIP Overseas Portfolio Initial Class	351,326	9,000,966
TOTAL EQUITY FUNDS (Cost $39,018,442)		45,330,516
Fixed-Income Funds - 18.3%

High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Initial Class	634,283	4,154,553
Investment Grade Fixed-Income Funds - 10.8%
VIP Investment Grade Bond Portfolio Initial Class	476,888	5,975,407
TOTAL FIXED-INCOME FUNDS (Cost $10,041,818)		10,129,960
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $49,060,260)		$ 55,460,476
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $49,060,494. Net unrealized appreciation aggregated $6,399,982, of which $6,474,087 related to appreciated investment securities and $74,105 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Income Portfolio

September 30, 2007

1.822341.102

VIPFINC-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.8%
	Shares	Value
Domestic Equity Funds - 19.8%
VIP Contrafund Portfolio Initial Class	14,477	$ 524,505
VIP Equity-Income Portfolio Initial Class	20,326	574,830
VIP Growth & Income Portfolio Initial Class	34,459	597,859
VIP Growth Portfolio Initial Class	14,035	624,007
VIP Mid Cap Portfolio Initial Class	5,788	214,834
VIP Value Portfolio Initial Class	33,616	491,130
VIP Value Strategies Portfolio Initial Class	15,017	201,530
TOTAL EQUITY FUNDS (Cost $2,752,848)		3,228,695
Fixed-Income Funds - 40.2%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Initial Class	123,473	808,749
Investment Grade Fixed-Income Funds - 35.2%
VIP Investment Grade Bond Portfolio Initial Class	458,754	5,748,182
TOTAL FIXED-INCOME FUNDS (Cost $6,509,482)		6,556,931
Short-Term Funds - 40.0%

VIP Money Market Portfolio Initial Class (Cost $6,518,680)	6,518,680	6,518,680
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $15,781,010)		$ 16,304,306
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $15,781,392. Net unrealized appreciation aggregated $522,914, of which $546,146 related to appreciated investment securities and $23,232 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income I Portfolio

September 30, 2007

1.822343.102

VIPFLI-I-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 44.6%
	Shares	Value
Domestic Equity Funds - 36.0%
VIP Contrafund Portfolio Investor Class	20,724	$ 748,752
VIP Equity-Income Portfolio Investor Class	29,042	818,975
VIP Growth & Income Portfolio Investor Class	49,368	853,570
VIP Growth Portfolio Investor Class	20,130	892,368
VIP Mid Cap Portfolio Investor Class	8,283	306,568
VIP Value Portfolio Investor Class	47,891	698,248
VIP Value Strategies Portfolio Investor Class	21,467	286,795
TOTAL DOMESTIC EQUITY FUNDS		4,605,276
International Equity Funds - 8.6%
VIP Overseas Portfolio Investor Class R	43,197	1,103,684
TOTAL EQUITY FUNDS (Cost $4,914,851)		5,708,960
Fixed-Income Funds - 43.7%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	97,709	638,039
Investment Grade Fixed-Income Funds - 38.7%
VIP Investment Grade Bond Portfolio Investor Class	396,292	4,953,646
TOTAL FIXED-INCOME FUNDS (Cost $5,548,179)		5,591,685
Short-Term Funds - 11.7%

VIP Money Market Portfolio Investor Class (Cost $1,500,263)	1,500,263	1,500,263
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $11,963,293)		$ 12,800,908
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $11,963,326. Net unrealized appreciation aggregated $837,582, of which $857,878 related to appreciated investment securities and $20,296 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income II Portfolio

September 30, 2007

1.822345.102

VIPFLI-II-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 59.9%
	Shares	Value
Domestic Equity Funds - 48.1%
VIP Contrafund Portfolio Investor Class	48,461	$ 1,750,893
VIP Equity-Income Portfolio Investor Class	67,757	1,910,748
VIP Growth & Income Portfolio Investor Class	115,300	1,993,538
VIP Growth Portfolio Investor Class	47,067	2,086,463
VIP Mid Cap Portfolio Investor Class	19,363	716,621
VIP Value Portfolio Investor Class	111,779	1,629,740
VIP Value Strategies Portfolio Investor Class	50,081	669,087
TOTAL DOMESTIC EQUITY FUNDS		10,757,090
International Equity Funds - 11.8%
VIP Overseas Portfolio Investor Class R	103,318	2,639,784
TOTAL EQUITY FUNDS (Cost $11,617,752)		13,396,874
Fixed-Income Funds - 37.0%

High Yield Fixed-Income Funds - 6.8%
VIP High Income Portfolio Investor Class	231,963	1,514,717
Investment Grade Fixed-Income Funds - 30.2%
VIP Investment Grade Bond Portfolio Investor Class	541,391	6,767,385
TOTAL FIXED-INCOME FUNDS (Cost $8,181,811)		8,282,102
Short-Term Funds - 3.1%

VIP Money Market Portfolio Investor Class (Cost $702,814)	702,814	702,814
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $20,502,377)		$ 22,381,790
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $20,502,543. Net unrealized appreciation aggregated $1,879,247, of which $1,916,666 related to appreciated investment securities and $37,419 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Freedom Lifetime Income III Portfolio

September 30, 2007

1.822348.102

VIPFLI-III-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 75.1%
	Shares	Value
Domestic Equity Funds - 60.2%
VIP Contrafund Portfolio Investor Class	30,092	$ 1,087,240
VIP Equity-Income Portfolio Investor Class	42,053	1,185,907
VIP Growth & Income Portfolio Investor Class	71,545	1,237,017
VIP Growth Portfolio Investor Class	29,200	1,294,442
VIP Mid Cap Portfolio Investor Class	12,003	444,236
VIP Value Portfolio Investor Class	69,430	1,012,294
VIP Value Strategies Portfolio Investor Class	31,041	414,712
TOTAL DOMESTIC EQUITY FUNDS		6,675,848
International Equity Funds - 14.9%
VIP Overseas Portfolio Investor Class R	64,467	1,647,122
TOTAL EQUITY FUNDS (Cost $7,068,975)		8,322,970
Fixed-Income Funds - 24.9%

High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Investor Class	127,054	829,666
Investment Grade Fixed-Income Funds - 17.4%
VIP Investment Grade Bond Portfolio Investor Class	154,386	1,929,825
TOTAL FIXED-INCOME FUNDS (Cost $2,720,989)		2,759,491
Short-Term Funds - 0.0%

VIP Money Market Portfolio Investor Class (Cost $2,188)	2,188	2,188
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $9,792,152)		$ 11,084,649
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $9,792,256. Net unrealized appreciation aggregated $1,292,393, of which $1,300,694 related to appreciated investment securities and $8,301 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 20% Portfolio

September 30, 2007

1.837319.101

VF20-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 20.7%
	Shares	Value
Domestic Equity Funds - 18.2%
Fidelity Aggressive Growth Fund	17,102	$ 404,815
Fidelity Contrafund	1,369	103,221
Fidelity Dividend Growth Fund	42,911	1,374,018
Fidelity Equity-Income Fund	58,035	3,582,491
Fidelity Growth Company Fund (a)	12,671	1,050,166
Fidelity Large Cap Stock Fund	201,951	4,051,127
Fidelity Mid-Cap Stock Fund	2,879	91,666
Fidelity Real Estate Investment Portfolio	7,073	219,899
Fidelity Small Cap Growth Fund	58,599	919,418
Fidelity Small Cap Independence Fund	12,540	294,935
Fidelity Small Cap Stock Fund	4,703	92,893
Fidelity Value Fund	22,888	2,022,573
Fidelity Value Strategies Fund	56,508	2,004,913
Spartan Extended Market Index Fund Investor Class	7,316	301,067
Spartan Total Market Index Fund Investor Class	7,957	342,707
VIP Growth Opportunities Portfolio Investor Class	35,269	767,111
TOTAL DOMESTIC EQUITY FUNDS		17,623,020
International Equity Funds - 2.5%
Fidelity International Discovery Fund	24,478	1,097,609
Fidelity International Real Estate Fund	51,176	811,656
Spartan International Index Fund Investor Class	10,680	532,493
TOTAL INTERNATIONAL EQUITY FUNDS		2,441,758
TOTAL EQUITY FUNDS (Cost $19,407,018)		20,064,778
Fixed-Income Funds - 51.0%

Fixed-Income Funds - 51.0%
Fidelity Capital & Income Fund	420,270	3,757,212
Fidelity Floating Rate High Income Fund	216,502	2,106,564
Fidelity High Income Fund	22,304	197,839
Fidelity New Markets Income Fund	201,047	2,947,352
Fidelity U.S. Bond Index Fund	3,736,569	40,354,946
TOTAL FIXED-INCOME FUNDS (Cost $49,294,784)		49,363,913
Money Market Funds - 28.3%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $27,419,743)	27,419,743	27,419,743
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $96,121,545)		$ 96,848,434
Legend
(a) Non-income producing
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $96,123,373. Net unrealized appreciation aggregated $725,061, of which $1,077,458 related to appreciated investment securities and $352,397 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 50% Portfolio

September 30, 2007

1.837320.101

VF50-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 51.6%
	Shares	Value
Domestic Equity Funds - 44.1%
Fidelity Aggressive Growth Fund	40,273	$ 953,273
Fidelity Contrafund	4,598	346,804
Fidelity Disciplined Equity Fund	114,335	3,666,709
Fidelity Dividend Growth Fund	585,886	18,760,086
Fidelity Equity Income Fund	361,980	22,345,026
Fidelity Equity-Income II Fund	179,629	4,533,844
Fidelity Growth Company Fund (a)	116,541	9,658,935
Fidelity Large Cap Stock Fund	1,128,152	22,630,727
Fidelity Mid-Cap Stock Fund	9,814	312,481
Fidelity Nasdaq Composite Index Fund	116,640	4,245,685
Fidelity Real Estate Investment Portfolio	71,580	2,225,418
Fidelity Small Cap Growth Fund	286,093	4,488,802
Fidelity Small Cap Independence Fund	87,175	2,050,358
Fidelity Small Cap Stock Fund	15,823	312,506
Fidelity Value Fund	181,184	16,011,223
Fidelity Value Strategies Fund Retail Class	366,638	13,008,309
Spartan Extended Market Index Fund Investor Class	2,989	122,994
Spartan Total Market Index Fund Investor Class	115,476	4,973,562
Spartan U.S. Equity Index Fund Investor Class	94,120	5,107,873
VIP Growth Opportunities Portfolio Investor Class	377,794	8,217,021
TOTAL DOMESTIC EQUITY FUNDS		143,971,636
International Equity Funds - 7.5%
Fidelity International Discovery Fund	297,585	13,343,722
Fidelity International Real Estate Fund	273,064	4,330,799
Spartan International Index Fund Investor Class	139,118	6,936,446
TOTAL INTERNATIONAL EQUITY FUNDS		24,610,967
TOTAL EQUITY FUNDS (Cost $160,176,237)		168,582,603
Fixed-Income Funds - 39.7%

Fixed-Income Funds - 39.7%
Fidelity Capital & Income Fund	1,429,007	12,775,322
Fidelity Floating Rate High Income Fund Retail Class	336,348	3,272,665
Fidelity High Income Fund	111,754	991,260
Fidelity New Markets Income Fund	447,879	6,565,907
Fidelity U.S. Bond Index Fund	9,808,799	105,935,024
TOTAL FIXED-INCOME FUNDS (Cost $129,277,584)		129,540,178
Money Market Funds - 8.7%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $28,252,875)	28,252,875	$ 28,252,875
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $317,706,696)		$ 326,375,656
Legend
(a) Non-income producing
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $317,716,336. Net unrealized appreciation aggregated $8,659,320, of which $9,986,197 related to appreciated investment securities and $1,326,877 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 60% Portfolio

September 30, 2007

1.856868.100

VIPFM-60-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 62.5%
	Shares	Value
Domestic Equity Funds - 51.8%
Fidelity Contrafund	391	$ 29,508
Fidelity Equity Income Fund	7,336	452,835
Fidelity Equity-Income II Fund	2,215	55,896
Fidelity Fund	5,642	228,155
Fidelity Growth Discovery Fund	15,096	238,975
Fidelity Large Cap Stock Fund	15,257	306,051
Fidelity Leveraged Company Stock Fund	2,506	83,862
Fidelity New Millenium Fund	885	29,523
Fidelity Real Estate Investment Portfolio	1,626	50,565
Fidelity Stock Selector Fund	7,085	223,172
Fidelity Value Discovery Fund	1,466	27,792
Fidelity Value Fund	3,101	274,068
Fidelity Value Strategies Fund Retail Class	2,922	103,676
Spartan U.S. Equity Index Fund Investor Class	465	25,218
VIP Growth & Income Portfolio Investor Class	26,341	455,444
VIP Growth Portfolio Investor Class	772	34,207
TOTAL DOMESTIC EQUITY FUNDS		2,618,947
International Equity Funds - 10.7%
Fidelity Emerging Markets Fund	1,566	51,993
Fidelity International Discovery Fund	4,312	193,368
Fidelity International Real Estate Fund	6,534	103,626
Fidelity Overseas Fund	3,569	194,099
TOTAL INTERNATIONAL EQUITY FUNDS		543,086
TOTAL EQUITY FUNDS (Cost $3,124,264)		3,162,033
Fixed-Income Funds - 34.5%

Fixed-Income Funds - 34.5%
Fidelity Capital & Income Fund	12,228	109,314
Fidelity Floating Rate High Income Fund Retail Class	2,783	27,076
Fidelity New Markets Income Fund	6,875	100,793
Fidelity U.S. Bond Index Fund	139,871	1,510,603
TOTAL FIXED-INCOME FUNDS (Cost $1,745,267)		1,747,786
Money Market Funds - 3.0%

Fidelity Institutional Prime Money Market Portfolio Class I (Cost $150,686)	150,686	150,686
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $5,020,217)		$ 5,060,505
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $5,020,223. Net unrealized appreciation aggregated $40,282, of which $42,224 related to appreciated investment securities and $1,942 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 70% Portfolio

September 30, 2007

1.837321.101

VF70-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 72.5%
	Shares	Value
Domestic Equity Funds - 59.9%
Fidelity Aggressive Growth Fund	77,570	$ 1,836,073
Fidelity Contrafund	5,725	431,756
Fidelity Disciplined Equity Fund	227,574	7,298,308
Fidelity Dividend Growth Fund	987,404	31,616,662
Fidelity Equity Income Fund	577,445	35,645,706
Fidelity Equity-Income II Fund	535,107	13,506,103
Fidelity Growth Company Fund (a)	186,339	15,443,743
Fidelity Large Cap Stock Fund	1,623,137	32,560,136
Fidelity Mid-Cap Stock Fund	12,233	389,510
Fidelity Nasdaq Composite Index Fund	264,439	9,625,573
Fidelity Real Estate Investment Portfolio	129,380	4,022,410
Fidelity Small Cap Growth Fund	235,707	3,698,244
Fidelity Small Cap Independence Fund	235,563	5,540,431
Fidelity Small Cap Stock Fund	19,747	390,010
Fidelity Value Fund	311,938	27,565,946
Fidelity Value Strategies Fund Retail Class	630,308	22,363,319
Spartan Total Market Index Fund Investor Class	161,948	6,975,089
Spartan U.S. Equity Index Fund Investor Class	225,202	12,221,736
VIP Growth Opportunities Portfolio Investor Class	502,283	10,924,650
TOTAL DOMESTIC EQUITY FUNDS		242,055,405
International Equity Funds - 12.6%
Fidelity Emerging Markets Fund	266,747	8,855,997
Fidelity International Discovery Fund	346,830	15,551,849
Fidelity International Real Estate Fund	528,434	8,380,959
Fidelity International Small Cap Opportunities Fund (a)	8,329	149,672
Spartan International Index Fund Investor Class	355,787	17,739,521
TOTAL INTERNATIONAL EQUITY FUNDS		50,677,998
TOTAL EQUITY FUNDS (Cost $276,395,380)		292,733,403
Fixed-Income Funds - 24.2%

Fixed-Income Funds - 24.2%
Fidelity Capital & Income Fund	1,792,950	16,028,969
Fidelity Floating Rate High Income Fund Retail Class	422,628	4,112,169
Fidelity High Income Fund	16,129	143,068
Fidelity New Markets Income Fund	555,804	8,148,088
Fidelity U.S. Bond Index Fund	6,440,917	69,561,902
TOTAL FIXED-INCOME FUNDS (Cost $97,931,441)		97,994,196
Money Market Funds - 3.3%
	Shares	Value
Fidelity Institutional Prime Money Market Portfolio Class I (Cost $13,230,867)	13,230,867	$ 13,230,867
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $387,557,688)		$ 403,958,466
Legend
(a) Non-income producing
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $387,566,429. Net unrealized appreciation aggregated $16,392,037, of which $18,360,240 related to appreciated investment securities and $1,968,203 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
FundsManager 85% Portfolio

September 30, 2007

1.837323.101

VF85-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 87.9%
	Shares	Value
Domestic Equity Funds - 70.0%
Fidelity Aggressive Growth Fund	23,397	$ 553,802
Fidelity Contrafund	2,466	185,953
Fidelity Disciplined Equity Fund	139,813	4,483,811
Fidelity Dividend Growth Fund	443,234	14,192,347
Fidelity Equity Income Fund	274,182	16,925,252
Fidelity Equity-Income II Fund	360,535	9,099,908
Fidelity Growth Company Fund (a)	74,127	6,143,633
Fidelity Large Cap Stock Fund	807,386	16,196,167
Fidelity Mid Cap Value Fund	227	3,973
Fidelity Mid-Cap Stock Fund	5,178	164,869
Fidelity Nasdaq Composite Index Fund	153,200	5,576,475
Fidelity Real Estate Investment Portfolio	56,409	1,753,760
Fidelity Small Cap Growth Fund	44,922	704,833
Fidelity Small Cap Independence Fund	115,424	2,714,766
Fidelity Small Cap Stock Fund	8,332	164,564
Fidelity Value Fund	150,696	13,316,991
Fidelity Value Strategies Fund Retail Class	307,608	10,913,928
Spartan Total Market Index Fund Investor Class	78,792	3,393,575
Spartan U.S. Equity Index Fund Investor Class	161,111	8,743,467
VIP Growth Opportunities Portfolio Investor Class	233,567	5,080,081
TOTAL DOMESTIC EQUITY FUNDS		120,312,155
International Equity Funds - 17.9%
Fidelity Emerging Markets Fund	111,547	3,703,372
Fidelity International Discovery Fund	308,853	13,848,949
Fidelity International Real Estate Fund	226,331	3,589,612
Fidelity International Small Cap Opportunities Fund (a)	7,550	135,673
Fidelity Overseas Fund	18,161	987,619
Spartan International Index Fund Investor Class	172,629	8,607,272
TOTAL INTERNATIONAL EQUITY FUNDS		30,872,497
TOTAL EQUITY FUNDS (Cost $142,149,291)		151,184,652
Fixed-Income Funds - 12.1%

Fixed-Income Funds - 12.1%
Fidelity Capital & Income Fund	374,693	3,349,755
Fidelity High Income Fund	123	1,091
Fidelity New Markets Income Fund	238,186	3,491,813
Fidelity U.S. Bond Index Fund	1,293,320	13,967,860
TOTAL FIXED-INCOME FUNDS (Cost $20,792,486)		20,810,519
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $162,941,777)		$ 171,995,171
Legend
(a) Non-income producing
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $162,944,039. Net unrealized appreciation aggregated $9,051,132, of which $9,794,440 related to appreciated investment securities and $743,308 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investment Grade Bond Portfolio

September 30, 2007

1.808780.103

VIPIGB-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 0.1%
	Principal Amount	Value
UTILITIES - 0.1%
Multi-Utilities - 0.1%
CMS Energy Corp. 6.55% 7/17/17 (Cost $2,388,284)	$ 2,425,000	$ 2,351,765
Asset-Backed Securities - 0.3%

Advanta Business Card Master Trust Series 2007-D1 Class D, 6.8963% 1/22/13 (a)(b)	1,800,000	1,752,715
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (a)	1,045,000	1,026,545
Ford Credit Auto Owner Trust:
Series 2006-C Class D, 6.89% 5/15/13 (a)	725,000	724,387
Series 2007-A Class D, 7.05% 12/15/13 (a)	425,000	413,445
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (a)	1,245,000	1,223,424
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (a)	1,175,000	1,135,833
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 7.6313% 10/25/36 (a)(b)	1,025,000	205,000
TOTAL ASSET-BACKED SECURITIES (Cost $7,273,293)		6,481,349
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.1%
Nomura Home Equity Loan, Inc. floater Series 2006-FM2 Class B1, 7.4313% 7/25/36 (a)(b)	3,535,000	757,611
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.6313% 12/25/36 (a)(b)	810,000	288,522
TOTAL PRIVATE SPONSOR		1,046,133
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class Series 2003-128 Class NE, 4% 12/25/16	3,576,143	3,429,528
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $7,247,948)		4,475,661
Fixed-Income Funds - 98.7%
	Shares	Value
Fidelity Specialized High Income Central Fund (c)	360,968	$ 35,616,756
Fidelity VIP Investment Grade Central Fund (c)	23,447,435	2,389,762,536
TOTAL FIXED-INCOME FUNDS (Cost $2,456,329,211)		2,425,379,292
Cash Equivalents - 0.7%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 5.13%, dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) # (Cost $17,107,000)	$ 17,114,309	17,107,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,490,345,736)	2,455,795,067
NET OTHER ASSETS - 0.0%	651,878
NET ASSETS - 100%	$ 2,456,446,945
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	$ 1,900,000	(22,738)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	1,865,000	(17,621)
		$ 3,765,000	$ (40,359)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,527,482 or 0.3% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$17,107,000 due 10/01/07 at 5.13%
BNP Paribas Securities Corp.	$ 1,010,343
Banc of America Securities LLC	1,182,545
Bank of America, NA	4,794,846
Barclays Capital, Inc.	3,424,890
Bear Stearns & Co., Inc.	1,762,534
Countrywide Securities Corp.	1,712,445
Societe Generale, New York Branch	1,164,463
UBS Securities LLC	2,054,934
$ 17,107,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Specialized High Income Central Fund	$ 1,209,123
Fidelity VIP Investment Grade Central Fund	80,609,733
Total	$ 81,818,856
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$ 20,241,104	$ 15,497,963	$ -	$ 35,616,756	10.1%
Fidelity VIP Investment Grade Central Fund	1,824,890,441	585,024,260	-	2,389,762,536	70.8%
Total	$ 1,845,131,545	$ 600,522,223	$ -	$ 2,425,379,292
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $2,431,114,084. Net unrealized appreciation aggregated $24,680,983, of which $32,600,708 related to appreciated investment securities and $7,919,725 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2005 Portfolio

September 30, 2007

1.822891.102

VIPIFF2005-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 48.3%
	Shares	Value
Domestic Equity Funds - 39.1%
VIP Contrafund Portfolio Investor Class	14,173	$ 512,080
VIP Equity-Income Portfolio Investor Class	19,819	558,883
VIP Growth & Income Portfolio Investor Class	33,714	582,918
VIP Growth Portfolio Investor Class	13,760	609,993
VIP Mid Cap Portfolio Investor Class	5,648	209,043
VIP Value Portfolio Investor Class	32,717	477,010
VIP Value Strategies Portfolio Investor Class	14,623	195,361
TOTAL DOMESTIC EQUITY FUNDS		3,145,288
International Equity Funds - 9.2%
VIP Overseas Portfolio Investor Class R	28,865	737,495
TOTAL EQUITY FUNDS (Cost $3,365,900)		3,882,783
Fixed-Income Funds - 39.7%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	61,019	398,455
Investment Grade Fixed-Income Funds - 34.7%
VIP Investment Grade Bond Portfolio Investor Class	222,988	2,787,347
TOTAL FIXED-INCOME FUNDS (Cost $3,131,272)		3,185,802
Short-Term Funds - 12.0%

VIP Money Market Portfolio Investor Class (Cost $964,252)	964,252	964,252
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $7,461,424)		$ 8,032,837
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $7,461,437. Net unrealized appreciation aggregated $571,400, of which $576,583 related to appreciated investment securities and $5,183 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2010 Portfolio

September 30, 2007

1.822892.102

VIPIFF2010-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 49.8%
	Shares	Value
Domestic Equity Funds - 39.9%
VIP Contrafund Portfolio Investor Class	91,818	$ 3,317,373
VIP Equity-Income Portfolio Investor Class	128,415	3,621,313
VIP Growth & Income Portfolio Investor Class	218,352	3,775,314
VIP Growth Portfolio Investor Class	89,068	3,948,381
VIP Mid Cap Portfolio Investor Class	36,627	1,355,550
VIP Value Portfolio Investor Class	212,067	3,091,930
VIP Value Strategies Portfolio Investor Class	94,844	1,267,122
TOTAL DOMESTIC EQUITY FUNDS		20,376,983
International Equity Funds - 9.9%
VIP Overseas Portfolio Investor Class R	197,263	5,040,067
TOTAL EQUITY FUNDS (Cost $22,202,690)		25,417,050
Fixed-Income Funds - 40.3%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	389,625	2,544,250
Investment Grade Fixed-Income Funds - 35.3%
VIP Investment Grade Bond Portfolio Investor Class	1,438,320	17,978,999
TOTAL FIXED-INCOME FUNDS (Cost $20,293,372)		20,523,249
Short-Term Funds - 9.9%

VIP Money Market Portfolio Investor Class (Cost $5,041,090)	5,041,091	5,041,091
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $47,537,152)		$ 50,981,390
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $47,537,330. Net unrealized appreciation aggregated $3,444,060, of which $3,510,318 related to appreciated investment securities and $66,258 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2015 Portfolio

September 30, 2007

1.822893.102

VIPIFF2015-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 55.7%
	Shares	Value
Domestic Equity Funds - 44.6%
VIP Contrafund Portfolio Investor Class	114,492	$ 4,136,598
VIP Equity-Income Portfolio Investor Class	160,158	4,516,443
VIP Growth & Income Portfolio Investor Class	272,511	4,711,710
VIP Growth Portfolio Investor Class	111,246	4,931,515
VIP Mid Cap Portfolio Investor Class	45,805	1,695,250
VIP Value Portfolio Investor Class	264,150	3,851,312
VIP Value Strategies Portfolio Investor Class	118,490	1,583,028
TOTAL DOMESTIC EQUITY FUNDS		25,425,856
International Equity Funds - 11.1%
VIP Overseas Portfolio Investor Class R	246,834	6,306,604
TOTAL EQUITY FUNDS (Cost $27,339,331)		31,732,460
Fixed-Income Funds - 38.1%

High Yield Fixed-Income Funds - 5.9%
VIP High Income Portfolio Investor Class	511,444	3,339,731
Investment Grade Fixed-Income Funds - 32.2%
VIP Investment Grade Bond Portfolio Investor Class	1,466,986	18,337,328
TOTAL FIXED-INCOME FUNDS (Cost $21,377,802)		21,677,059
Short-Term Funds - 6.2%

VIP Money Market Portfolio Investor Class (Cost $3,514,758)	3,514,758	3,514,758
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $52,231,891)		$ 56,924,277
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $52,231,944. Net unrealized appreciation aggregated $4,692,333, of which $4,755,708 related to appreciated investment securities and $63,375 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2020 Portfolio

September 30, 2007

1.822895.102

VIPIFF2020-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 67.5%
	Shares	Value
Domestic Equity Funds - 54.1%
VIP Contrafund Portfolio Investor Class	176,383	$ 6,372,721
VIP Equity-Income Portfolio Investor Class	246,424	6,949,162
VIP Growth & Income Portfolio Investor Class	419,451	7,252,308
VIP Growth Portfolio Investor Class	171,272	7,592,497
VIP Mid Cap Portfolio Investor Class	70,386	2,604,973
VIP Value Portfolio Investor Class	406,660	5,929,096
VIP Value Strategies Portfolio Investor Class	181,946	2,430,802
TOTAL DOMESTIC EQUITY FUNDS		39,131,559
International Equity Funds - 13.4%
VIP Overseas Portfolio Investor Class R	380,408	9,719,412
TOTAL EQUITY FUNDS (Cost $42,612,703)		48,850,971
Fixed-Income Funds - 32.0%

High Yield Fixed-Income Funds - 7.4%
VIP High Income Portfolio Investor Class	822,375	5,370,109
Investment Grade Fixed-Income Funds - 24.6%
VIP Investment Grade Bond Portfolio Investor Class	1,419,104	17,738,795
TOTAL FIXED-INCOME FUNDS (Cost $22,861,029)		23,108,904
Short-Term Funds - 0.5%

VIP Money Market Portfolio Investor Class (Cost $356,999)	356,999	356,999
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $65,830,731)		$ 72,316,874
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $65,831,511. Net unrealized appreciation aggregated $6,485,363, of which $6,586,422 related to appreciated investment securities and $101,059 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2025 Portfolio

September 30, 2007

1.822896.102

VIPIFF2025-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 70.8%
	Shares	Value
Domestic Equity Funds - 56.7%
VIP Contrafund Portfolio Investor Class	64,258	$ 2,321,628
VIP Equity-Income Portfolio Investor Class	89,919	2,535,710
VIP Growth & Income Portfolio Investor Class	152,873	2,643,166
VIP Growth Portfolio Investor Class	62,356	2,764,260
VIP Mid Cap Portfolio Investor Class	25,671	950,089
VIP Value Portfolio Investor Class	148,470	2,164,697
VIP Value Strategies Portfolio Investor Class	66,521	888,719
TOTAL DOMESTIC EQUITY FUNDS		14,268,269
International Equity Funds - 14.1%
VIP Overseas Portfolio Investor Class R	138,261	3,532,567
TOTAL EQUITY FUNDS (Cost $15,624,109)		17,800,836
Fixed-Income Funds - 29.2%

High Yield Fixed-Income Funds - 7.4%
VIP High Income Portfolio Investor Class	287,809	1,879,390
Investment Grade Fixed-Income Funds - 21.8%
VIP Investment Grade Bond Portfolio Investor Class	438,249	5,478,105
TOTAL FIXED-INCOME FUNDS (Cost $7,280,730)		7,357,495
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $22,904,839)		$ 25,158,331
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $22,904,940. Net unrealized appreciation aggregated $2,253,391, of which $2,289,233 related to appreciated investment securities and $35,842 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom 2030 Portfolio

September 30, 2007

1.822894.102

VIPIFF2030-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 81.8%
	Shares	Value
Domestic Equity Funds - 65.6%
VIP Contrafund Portfolio Investor Class	86,560	$ 3,127,429
VIP Equity-Income Portfolio Investor Class	121,333	3,421,582
VIP Growth & Income Portfolio Investor Class	206,071	3,562,966
VIP Growth Portfolio Investor Class	83,956	3,721,756
VIP Mid Cap Portfolio Investor Class	34,558	1,279,010
VIP Value Portfolio Investor Class	200,312	2,920,544
VIP Value Strategies Portfolio Investor Class	89,685	1,198,193
TOTAL DOMESTIC EQUITY FUNDS		19,231,480
International Equity Funds - 16.2%
VIP Overseas Portfolio Investor Class R	186,299	4,759,942
TOTAL EQUITY FUNDS (Cost $21,195,281)		23,991,422
Fixed-Income Funds - 18.2%

High Yield Fixed-Income Funds - 7.5%
VIP High Income Portfolio Investor Class	335,908	2,193,479
Investment Grade Fixed-Income Funds - 10.7%
VIP Investment Grade Bond Portfolio Investor Class	251,760	3,147,000
TOTAL FIXED-INCOME FUNDS (Cost $5,279,375)		5,340,479
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $26,474,656)		$ 29,331,901
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $26,475,129. Net unrealized appreciation aggregated $2,856,772, of which $2,883,926 related to appreciated investment securities and $27,154 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Investor Freedom Income Portfolio

September 30, 2007

1.822890.102

VIPIFFINC-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Total Value of Investment in Securities

Equity Funds - 19.9%
	Shares	Value
Domestic Equity Funds - 19.9%
VIP Contrafund Portfolio Investor Class	16,461	$ 594,721
VIP Equity-Income Portfolio Investor Class	23,096	651,318
VIP Growth & Income Portfolio Investor Class	39,202	677,807
VIP Growth Portfolio Investor Class	15,967	707,805
VIP Mid Cap Portfolio Investor Class	6,578	243,465
VIP Value Portfolio Investor Class	38,142	556,114
VIP Value Strategies Portfolio Investor Class	17,101	228,470
TOTAL EQUITY FUNDS (Cost $3,222,724)		3,659,700
Fixed-Income Funds - 40.2%

High Yield Fixed-Income Funds - 5.0%
VIP High Income Portfolio Investor Class	139,762	912,645
Investment Grade Fixed-Income Funds - 35.2%
VIP Investment Grade Bond Portfolio Investor Class	517,476	6,468,446
TOTAL FIXED-INCOME FUNDS (Cost $7,277,594)		7,381,091
Short-Term Funds - 39.9%

VIP Money Market Portfolio Investor Class (Cost $7,341,017)	7,341,017	7,341,017
TOTAL INVESTMENT IN SECURITIES - 100% (Cost $17,841,335)		$ 18,381,808
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $17,841,340. Net unrealized appreciation aggregated $540,468, of which $550,042 related to appreciated investment securities and $9,574 related to depreciated investment securities.

Investment Valuation

Investments in the Underlying Funds are valued at their closing net asset value each business day. Security transactions are accounted for as of trade date. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Money Market Portfolio

September 30, 2007

1.807728.103

VIPMM-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.5%
Due Date	Yield (a)	Principal Amount	Value
Bell Trace Obligated Group
10/29/07	5.19% (d)	$ 14,055,000	$ 14,055,000
TOTAL CORPORATE BONDS			14,055,000
Certificates of Deposit - 26.2%

Domestic Certificates Of Deposit - 1.0%
Huntington National Bank, Columbus
10/29/07	5.35	1,500,000	1,500,000
Merrill Lynch Bank USA
11/14/07	5.63	6,000,000	6,000,000
Wachovia Bank NA
3/28/08	5.40	21,000,000	21,000,000
			28,500,000
London Branch, Eurodollar, Foreign Banks - 8.1%
Barclays Bank PLC
3/4/08	5.35	23,000,000	23,000,000
Bayerische Hypo-und Vereinsbank AG
11/5/07	5.35	14,000,000	14,000,000
Calyon
11/5/07	5.34	25,000,000	25,000,000
Credit Agricole SA
11/19/07	5.35	8,000,000	7,999,380
Credit Industriel et Commercial
11/19/07 to 12/5/07	5.27 to 5.33	66,000,000	66,000,000
HBOS Treasury Services PLC
11/23/07 to 2/11/08	5.30 to 5.47	24,000,000	24,000,000
ING Bank NV
12/6/07	5.36	17,000,000	17,000,000
Intesa Sanpaolo SpA
10/22/07	5.15	13,000,000	13,000,000
Landesbank Hessen-Thuringen
2/20/08	5.40	17,000,000	17,000,000
Societe Generale
10/2/07 to 1/3/08	5.30 to 5.32	19,000,000	19,000,000
			225,999,380
New York Branch, Yankee Dollar, Foreign Banks - 17.1%
Banco Espirito Santo SA (BES)
10/2/07	5.35	15,000,000	15,000,000
Bank of Scotland PLC
1/3/08	5.38 (c)(d)	5,000,000	5,000,000
12/26/07	5.35 (d)	7,000,000	7,000,000
Barclays Bank PLC
11/7/07 to 5/22/08	5.31 to 5.36	79,000,000	78,999,999
BNP Paribas SA
10/2/07	5.30	15,000,000	15,000,000

Due Date	Yield (a)	Principal Amount	Value
Credit Suisse First Boston
12/17/07	5.66% (d)	$ 25,000,000	$ 25,000,000
Credit Suisse Group
6/5/08	5.40	27,000,000	27,000,000
Deutsche Bank AG
11/21/07 to 4/24/08	5.31 to 5.40	61,000,000	61,000,000
HBOS Treasury Services PLC
12/12/07 to 2/11/08	5.30 to 5.75	61,000,000	61,000,000
Landesbank Baden-Wuert
11/5/07	5.25	7,000,000	7,000,224
Natexis Banques Populaires NY CD
6/17/08	5.36	23,000,000	23,000,000
Royal Bank of Scotland Group PLC
11/20/07	5.50	22,000,000	22,000,000
Societe Generale
11/2/07 to 4/2/08	5.34 to 5.40	53,000,000	53,000,000
Svenska Handelsbanken AB
11/14/07 to 11/21/07	5.49 to 5.55	20,000,000	20,000,000
UBS AG
2/4/08 to 2/19/08	5.20 to 5.46	54,000,000	54,000,000
			474,000,223
TOTAL CERTIFICATES OF DEPOSIT			728,499,603
Commercial Paper - 22.7%

Aegis Finance LLC
11/6/07	5.72	7,000,000	6,960,520
Apache Corp.
10/4/07	5.26 (b)	3,000,000	2,998,688
Banco Espirito Santo
1/22/08 to 1/30/08	5.34 to 5.37	11,000,000	10,808,839
Bank of America Corp.
2/13/08	5.37	30,000,000	29,411,850
Bryant Park Funding LLC
10/3/07 to 12/12/07	5.26 to 6.33	7,000,000	6,950,392
Capital One Multi-Asset Execution Trust
10/16/07 to 10/17/07	5.34 to 5.35	8,000,000	7,981,404
Citibank Credit Card Master Trust I (Dakota Certificate Program)
10/15/07 to 11/13/07	5.22 to 6.28	39,000,000	38,840,108
Citigroup Funding, Inc.
11/5/07 to 2/19/08	5.36 to 5.48	36,000,000	35,450,032
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Devon Energy Corp.
10/12/07 to 11/28/07	5.41 to 5.89%	$ 11,000,000	$ 10,925,941
Duke Energy Corp.
10/12/07	5.42	2,300,000	2,296,205
Emerald (MBNA Credit Card Master Note Trust)
10/10/07 to 10/30/07	5.33 to 6.45	19,750,000	19,693,504
Falcon Asset Securitization Corp.
10/1/07 to 1/17/08	5.22 to 6.28	29,000,000	28,737,119
Fortune Brands, Inc.
10/12/07 to 11/16/07	5.41 to 6.28	5,000,000	4,979,505
Grampian Funding LLC
10/24/07 to 11/20/07	5.20 to 5.66	31,000,000	30,839,420
HBOS Treasury Services PLC
11/16/07 to 11/21/07	5.47	11,000,000	10,919,715
Home Depot, Inc.
11/9/07 to 12/18/07	5.51 to 5.60	5,000,000	4,946,234
ITT Corp.
10/22/07 to 11/27/07	5.43 to 6.27	5,750,000	5,711,163
Jupiter Securitization Corp.
10/22/07 to 10/25/07	5.27 to 6.11	36,000,000	35,860,625
Kellogg Co.
10/5/07 to 10/26/07	5.40	7,000,000	6,979,270
Landesbank Baden-Wuert
11/30/07 to 1/31/08	5.50 to 5.75	26,000,000	25,649,599
Liberty Harbour II CDO Ltd.
10/19/07	5.36 (b)	2,000,000	1,994,720
Michigan Gen. Oblig.
10/4/07	5.41	4,100,000	4,100,000
Mont Blanc Capital Corp.
10/22/07 to 12/17/07	5.21 to 5.27	14,000,000	13,912,318
Morgan Stanley
11/13/07 to 6/13/08	5.29 to 5.64	30,000,000	29,512,716
Nationwide Building Society
10/11/07 to 3/19/08	5.20 to 5.31	18,000,000	17,681,571
Nelnet Student Loan Funding LLC
10/9/07 to 10/18/07	5.35 to 5.36	2,000,000	1,996,329
Nissan Motor Acceptance Corp.
11/6/07 to 11/9/07	5.39 to 6.20	2,500,000	2,485,176

Due Date	Yield (a)	Principal Amount	Value
Pacific Gas & Electric Co.
10/30/07 to 10/31/07	5.39% (b)	$ 2,250,000	$ 2,240,062
Park Avenue Receivables Corp.
10/3/07 to 1/18/08	5.21 to 6.03 (b)	15,000,000	14,890,200
Rockies Express Pipeline LLC
10/3/07 to 11/27/07	5.48 to 6.34 (b)	8,500,000	8,470,573
Santander Finance, Inc.
3/25/08	5.11	15,000,000	14,634,800
Scaldis Capital LLC
11/15/07	5.66	4,000,000	3,972,100
Sheffield Receivables Corp.
10/1/07 to 10/25/07	5.22 to 6.44	65,000,000	64,869,928
Societe Generale North America, Inc.
11/13/07 to 12/7/07	5.49 to 5.86	21,000,000	20,799,610
Spectra Energy Capital LLC
10/2/07 to 10/25/07	5.40 to 5.55 (b)	4,000,000	3,990,020
Stratford Receivables Co. LLC
10/1/07 to 10/3/07	5.76	10,000,000	9,998,403
Thames Asset Global Securities No. 1, Inc.
10/12/07 to 11/7/07	5.27 to 6.20	15,847,000	15,792,225
Time Warner Cable, Inc.
11/21/07 to 11/28/07	5.42 to 5.43	8,000,000	7,934,907
Time Warner, Inc.
10/18/07 to 11/28/07	5.37 to 5.42 (b)	7,000,000	6,945,564
UBS Finance, Inc.
11/7/07	5.64	2,000,000	1,988,564
UniCredito Italiano Bank (Ireland) PLC
2/14/08	5.35	18,000,000	17,645,720
Variable Funding Capital Co. LLC
10/9/07 to 1/22/08	5.35 to 6.03 (b)	21,056,000	20,790,558
Weatherford International Ltd.
10/19/07	5.47 (b)	1,000,000	997,275
WellPoint, Inc.
10/26/07	5.40	1,000,000	996,267
Westpac Banking Corp.
11/1/07 to 11/2/07	5.57 to 5.77	2,500,000	2,487,758
Wisconsin Energy Corp.
11/16/07	5.39 to 5.60	3,000,000	2,979,287
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Xcel Energy, Inc.
10/10/07	5.49%	$ 2,000,000	$ 1,997,330
XTO Energy, Inc.
10/15/07 to 3/25/08	5.37 to 5.45	7,500,000	7,387,759
TOTAL COMMERCIAL PAPER			630,431,873
Master Notes - 3.2%

Asset Funding Co. III LLC
10/5/07	5.83 to 5.84 (d)(g)	26,000,000	26,000,000
Bear Stearns & Co., Inc.
3/26/08	5.78 (d)	13,000,000	13,000,000
Goldman Sachs Group, Inc.
11/14/07	5.68 (d)(g)	31,000,000	31,000,000
Lehman Brothers Holdings, Inc.
10/11/07 to 1/28/08	5.40 to 5.93 (d)(g)	9,000,000	9,000,000
Lehman Commercial Paper, Inc.
10/1/07	5.70 (d)(g)	9,000,000	9,000,000
TOTAL MASTER NOTES			88,000,000
Medium-Term Notes - 28.8%

AIG Matched Funding Corp.
11/1/07 to 1/1/08	5.18 to 5.68 (b)(d)	35,000,000	35,000,000
11/15/07	5.55 (d)	12,000,000	12,000,000
Allstate Life Global Funding II
10/29/07	5.16 (b)(d)	1,000,000	1,000,000
Australia & New Zealand Banking Group Ltd.
10/23/07	5.16 (b)(d)	5,000,000	5,000,000
Bancaja US Debt SAU
10/23/07	5.39 (b)(d)	8,000,000	8,000,000
Banco Santander Totta SA
10/16/07	5.76 (b)(d)	15,000,000	15,000,000
Banesto SA
10/18/07	5.35 (b)(d)	12,000,000	12,000,000
Bank of America NA
10/25/07 to 11/12/07	5.36 to 5.38 (d)	29,000,000	28,998,464
Bank of New York Co., Inc.
10/29/07	5.19 (b)(d)	15,000,000	15,000,000
Banque Federative du Credit Mutuel (BFCM)
10/15/07	5.81 (b)(d)	12,000,000	12,000,000
Bayerische Landesbank Girozentrale
10/15/07 to 11/19/07	5.40 to 5.55 (d)	25,000,000	25,000,000
Beta Finance, Inc./Beta Finance Corp.
10/9/07 to 10/15/07	5.30 (b)(d)	6,000,000	5,998,150

Due Date	Yield (a)	Principal Amount	Value
BMW U.S. Capital LLC
10/15/07	5.77% (d)	$ 2,000,000	$ 2,000,000
BNP Paribas SA
10/3/07 to 11/7/07	5.33 to 5.66 (d)	4,000,000	3,993,773
Caixa Catalunya
12/7/07	5.73 (d)	8,000,000	8,000,000
Caja de Ahorros Pens Barcelona
10/23/07	5.36 (b)(d)	19,000,000	19,000,000
Caja Madrid SA
10/19/07	5.36 (d)	7,000,000	7,000,000
Calyon
10/30/07	5.09 (d)	18,000,000	17,993,716
CC USA, Inc.
10/9/07	5.30 (b)(d)	4,000,000	3,998,786
Citigroup Funding, Inc.
11/13/07 to 11/14/07	5.50 to 5.58 (d)	36,000,000	36,000,000
Commonwealth Bank of Australia
10/24/07	5.16 (d)	21,430,000	21,431,679
Compagnie Financiere du Credit Mutuel
12/10/07	5.73 (d)	7,000,000	7,000,000
Credit Agricole SA
10/23/07	5.35 (d)	16,000,000	16,000,000
12/24/07	5.18 (b)(d)	9,000,000	9,000,000
Cullinan Finance Corp.
4/15/08	5.36 (b)	11,000,000	11,000,000
Cullinan Finance Ltd./Corp.
5/27/08	5.35 (b)	13,000,000	13,000,000
DnB NOR Bank ASA
10/25/07	5.13 (b)(d)	27,000,000	26,999,962
Dorada Finance, Inc.
10/9/07	5.30 (d)	3,000,000	2,999,087
HBOS Treasury Services PLC
10/9/07	5.81 (b)(d)	10,600,000	10,599,518
12/24/07	5.28 (d)	20,000,000	20,000,000
HSBC Finance Corp.
10/9/07 to 10/24/07	5.19 to 5.81 (d)	26,000,000	26,000,000
HSBC USA, Inc.
10/15/07	5.75 (d)	5,000,000	5,000,000
HSH Nordbank AG
10/22/07 to 10/23/07	5.16 to 5.20 (b)(d)	20,000,000	19,999,993
ING USA Annuity & Life Insurance Co.
12/24/07	5.30 (d)(g)	3,000,000	3,000,000
Intesa Bank Ireland PLC
10/25/07	5.14 (b)(d)	20,000,000	20,000,000
Links Finance LLC
10/12/07 to 10/22/07	5.33 (b)(d)	10,000,000	9,999,212
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
Merrill Lynch & Co., Inc.
10/4/07 to 10/15/07	5.78 to 5.80% (d)	$ 13,000,000	$ 13,001,444
Metropolitan Life Global Funding I
10/9/07 to 10/29/07	5.24 to 5.83 (b)(d)	8,884,000	8,884,000
Monumental Global Funding 2007
11/29/07	5.66 (b)(d)	6,000,000	6,000,000
Morgan Stanley
10/1/07 to 12/7/07	5.13 to 5.88 (d)	29,073,000	29,075,017
National Rural Utils. Coop. Finance Corp.
10/4/07	5.70 (d)	1,000,000	1,000,000
Nightingale Finance Ltd./LLC
3/18/08	5.45 (b)	1,000,000	999,955
Pacific Life Global Funding
10/4/07	5.79 (b)(d)	3,000,000	3,000,730
RACERS
10/22/07	5.19 (b)(d)	15,000,000	15,000,000
Royal Bank of Canada
10/31/07	5.07 (d)	5,000,000	4,994,796
Royal Bank of Scotland PLC
10/11/07	5.37 (b)(d)	2,000,000	1,998,739
10/22/07	5.16 (b)(d)	10,000,000	10,000,000
Security Life of Denver Insurance Co.
11/28/07	5.60 (d)(g)	2,000,000	2,000,000
Sigma Finance, Inc.
12/28/07 to 8/1/08	5.17 to 5.39 (b)(d)	35,000,000	34,998,297
Skandinaviska Enskilda Banken AB
12/10/07 to 12/24/07	5.18 to 5.70 (d)	26,000,000	25,997,670
Societe Generale
10/2/07	5.71 (b)(d)	9,000,000	9,000,288
Southern Co.
12/20/07	5.61 (d)	2,000,000	2,000,000
U.S. Bank NA, Cincinnati
10/9/07	5.76 (d)	1,500,000	1,499,139
UniCredito Italiano Bank (Ireland) PLC
10/9/07 to 10/15/07	5.77 to 5.84 (b)(d)	39,500,000	39,499,983
UniCredito Italiano SpA, New York
11/20/07 to 12/13/07	5.48 to 5.70 (d)	34,000,000	33,999,840
Verizon Communications, Inc.
12/17/07	5.69 (d)	14,000,000	14,000,000
Wachovia Bank NA
10/29/07	5.12 (d)	1,000,000	999,042
Washington Mutual Bank
11/16/07	5.57 (d)	3,000,000	3,000,226

Due Date	Yield (a)	Principal Amount	Value
WestLB AG
10/10/07 to 12/31/07	5.25 to 5.88% (b)(d)	$ 13,000,000	$ 13,000,000
Westpac Banking Corp.
11/14/07 to 12/4/07	5.60 to 5.72 (b)(d)	25,000,000	24,997,055
12/11/07	5.79 (d)	8,000,000	8,005,828
TOTAL MEDIUM-TERM NOTES			801,964,389
Short-Term Notes - 2.6%

Jackson National Life Insurance Co.
10/1/07	5.41 (d)(g)	7,000,000	7,000,000
Metropolitan Life Insurance Co.
10/1/07 to 11/1/07	5.46 to 5.48 (d)(g)	15,000,000	15,000,000
Monumental Life Insurance Co.
10/1/07	5.86 to 5.89 (d)(g)	10,000,000	10,000,000
New York Life Insurance Co.
10/1/07	5.44 (d)(g)	30,000,000	30,000,000
Transamerica Occidental Life Insurance Co.
11/1/07	5.53 (d)(g)	10,000,000	10,000,000
TOTAL SHORT-TERM NOTES			72,000,000
Asset-Backed Securities - 1.5%

Aardvark ABS CDO
2/6/08	5.83 (b)(d)	9,000,000	9,000,000
Le Monde CDO I PLC / LLC
3/5/08	5.75 (b)(d)	10,000,000	9,999,000
Master Funding Trust I
10/25/07	5.16 (d)	1,000,000	1,000,000
11/26/07 to 4/25/08	5.11 to 5.16 (b)(d)	10,000,000	10,000,000
PASA Funding 2007 Ltd.
1/7/08	6.02 (b)(d)	12,000,000	12,000,000
Wind Trust
1/25/08	5.13 (b)(d)	1,000,000	1,000,000
TOTAL ASSET-BACKED SECURITIES			42,999,000
Municipal Securities - 0.5%

California Statewide Communities Dev. Auth. Multi-family Hsg. Rev. Series V, 3.87%, VRDN
10/5/07	3.87 (d)(e)	2,000,000	1,999,160
Texas Gen. Oblig. Series E, 5.15%, VRDN
10/5/07	5.15 (d)	13,560,000	13,560,000
TOTAL MUNICIPAL SECURITIES		15,559,160
Repurchase Agreements - 14.5%
	Maturity Amount	Value
In a joint trading account at 5.13% dated 9/28/07 due 10/1/07 (Collateralized by U.S. Government Obligations) #	$ 363,155	$ 363,000
With:
Bear Stearns & Co. At 5.85%, dated 7/12/07 due 10/10/07 (Collateralized by Mortgage Loan Obligations valued at $9,474,900, 2.63% - 6.18%, 3/20/18 - 6/25/37) (d)(f)	9,131,625	9,000,000
Citigroup Global Markets, Inc. At 5.37%, dated 9/28/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at $7,140,000, 5.61%, 11/12/47)	7,003,133	7,000,000
Credit Suisse First Boston, Inc. At 5.35%, dated 8/8/07 due 11/6/07 (Collateralized by Corporate Obligations valued at $25,501,368, 6.15% - 8.2%, 7/15/09 - 1/15/30) (d)(f)	25,334,375	25,000,000
Deutsche Bank Securities, Inc. At:
5.36%, dated:
7/11/07 due 10/9/07 (Collateralized by Corporate Obligations valued at $6,214,709, 4.7% - 11.75%, 11/1/07 - 4/28/38)	6,080,400	6,000,000
7/19/07 due 10/19/07 (Collateralized by Corporate Obligations valued at $6,214,864, 5.4% - 13%, 11/15/08 - 8/1/49)	6,082,187	6,000,000
7/30/07 due 10/29/07 (Collateralized by Corporate Obligations valued at $12,600,000, 7.25%, 1/1/49)	12,162,587	12,000,000
5.37%, dated 8/7/07 due 11/5/07 (Collateralized by Corporate Obligations valued at $13,362,473, 6.1% - 12.5%, 1/15/08 - 12/25/36)	13,174,525	13,000,000
Goldman Sachs & Co. At 5.74%, dated 8/31/07 due 11/29/07 (Collateralized by Mortgage Loan Obligations valued at $20,400,001, 6%, 8/25/37)	20,287,000	20,000,000
J.P. Morgan Securities, Inc. At 5.45%, dated 9/28/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at $39,901,756, 4.71% - 6.39%, 11/18/08 - 9/25/36)	38,017,258	38,000,000

	Maturity Amount	Value
Lehman Brothers, Inc. At:
5.32%, dated 7/30/07 due:
10/29/07 (Collateralized by Mortgage Loan Obligations valued at $7,353,017, 6% - 6.89%, 9/25/36 - 5/25/37)	$ 7,094,134	$ 7,000,000
11/6/07 (Collateralized by Mortgage Loan Obligations valued at $3,061,650, 6.72%, 3/25/37)	3,043,890	3,000,000
5.36%, dated 7/30/07 due:
10/29/07 (Collateralized by Mortgage Loan Obligations valued at $5,250,344, 7.21%, 1/15/29)	5,067,744	5,000,000
11/6/07 (Collateralized by Mortgage Loan Obligations valued at $3,064,842, 5.5%, 6/1/37)	3,044,220	3,000,000
5.5%, dated 9/28/07 due 10/1/07 (Collateralized by Corporate Obligations valued at $3,062,584, 6.15%, 5/1/37)	3,001,375	3,000,000
Merrill Lynch, Pierce, Fenner & Smith At:
5.36%, dated 7/17/07 due 10/17/07 (Collateralized by Corporate Obligations valued at $14,723,284, 3.95% - 8.5%, 8/15/08 - 3/1/31) (d)(f)	14,191,769	14,000,000
5.4%, dated 9/28/07 due 10/1/07 (Collateralized by Mortgage Loan Obligations valued at $77,700,867, 6.1% - 7.97%, 3/15/10 - 7/16/34)	74,033,300	74,000,000
5.56%, dated 8/15/07 due 11/15/07 (Collateralized by Mortgage Loan Obligations valued at $9,518,489, 5.23% - 5.73%, 12/25/35 - 6/10/46)	9,127,880	9,000,000
Morgan Stanley & Co. At 5.42%, dated 9/28/07 due 10/1/07 (Collateralized by Equity Securities valued at $82,950,007)	79,035,682	79,000,000
UBS Warburg LLC At 5.57%, dated 9/13/07 due 3/12/08 (Collateralized by Mortgage Loan Obligations valued at $21,003,326, 5.31% - 5.42%, 11/15/36 - 4/15/37)	20,560,094	20,000,000
Wachovia Securities, Inc. At:
5.4%, dated 8/21/07 due 2/19/08 (Collateralized by Mortgage Loan Obligations valued at $14,282,584, 5.73% - 6.1%, 6/15/19 - 2/15/51)	14,382,200	14,000,000
Repurchase Agreements - continued
	Maturity Amount	Value
With: - continued
5.55%, dated 8/21/07 due 2/19/08 (Collateralized by Mortgage Loan Obligations valued at $16,322,953, 5.73% - 6.1%, 6/15/19 - 2/15/51) (d)(f)	$ 16,463,493	$ 16,000,000
5.61%, dated 8/24/07 due 8/22/08 (Collateralized by Mortgage Loan Obligations valued at $20,400,000, 6.06%, 2/15/51) (d)(f)	21,134,467	20,000,000
TOTAL REPURCHASE AGREEMENTS		403,363,000
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $2,796,872,025)	2,796,872,025
NET OTHER ASSETS - (0.5)%	(15,179,719)
NET ASSETS - 100%	$ 2,781,692,306
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $525,291,328 or 18.9% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $152,000,000 or 5.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 5.83%, 10/5/07	11/7/06	$ 13,000,000
5.84%, 10/5/07	8/29/06	$ 13,000,000
Goldman Sachs Group, Inc. 5.68%, 11/14/07	8/13/07	$ 31,000,000
ING USA Annuity & Life Insurance Co. 5.30%, 12/24/07	6/23/05	$ 3,000,000
Jackson National Life Insurance Co. 5.41%, 10/1/07	3/31/03	$ 7,000,000
Lehman Brothers Holdings, Inc.: 5.40%, 1/28/08	12/11/06	$ 3,000,000
5.93%, 10/11/07	1/10/07	$ 6,000,000
Lehman Commercial Paper, Inc. 5.70%, 10/1/07	9/28/07	$ 9,000,000
Metropolitan Life Insurance Co.: 5.46%, 10/1/07	3/26/02	$ 10,000,000
5.48%, 11/1/07	2/24/03	$ 5,000,000
Monumental Life Insurance Co.: 5.86%, 10/1/07	9/17/98	$ 5,000,000
5.89%, 10/1/07	3/12/99	$ 5,000,000
New York Life Insurance Co. 5.44%, 10/1/07	2/28/02 - 12/19/02	$ 30,000,000
Security Life of Denver Insurance Co. 5.60%, 11/28/07	8/26/05	$ 2,000,000
Transamerica Occidental Life Insurance Co. 5.53%, 11/1/07	4/28/00	$ 10,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$363,000 due 10/01/07 at 5.13%
Bear Stearns & Co., Inc.	$ 15,610
Citigroup Global Markets, Inc.	109,702
Greenwich Capital Markets, Inc.	18,284
HSBC Securities (USA), Inc.	36,567
ING Financial Markets LLC	73,135
J.P. Morgan Securities, Inc.	109,702
$ 363,000
Income Tax Information
At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $2,796,872,025.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Strategic Income Portfolio

September 30, 2007

1.808796.103

VIPSI-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 27.2%
		Principal Amount (d)	Value
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ON Semiconductor Corp. 0% 4/15/24		$ 20,000	$ 27,194
Nonconvertible Bonds - 27.2%
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.2%
Affinia Group, Inc. 9% 11/30/14		170,000	158,950
Delco Remy International, Inc.:
9.375% 4/15/12 (c)		25,000	23,750
11% 5/1/09 (c)		40,000	38,000
Visteon Corp. 7% 3/10/14		400,000	312,000
			532,700
Automobiles - 0.4%
DaimlerChrysler NA Holding Corp. 4.375% 3/16/10	EUR	100,000	141,690
General Motors Corp.:
8.375% 7/5/33	EUR	50,000	62,490
8.375% 7/15/33		1,155,000	1,016,400
			1,220,580
Diversified Consumer Services - 0.0%
Affinion Group, Inc. 11.5% 10/15/15		175,000	183,750
Hotels, Restaurants & Leisure - 0.9%
Carrols Corp. 9% 1/15/13		355,000	338,138
Gaylord Entertainment Co.:
6.75% 11/15/14		130,000	124,800
8% 11/15/13		100,000	100,750
Mandalay Resort Group:
6.375% 12/15/11		80,000	79,800
6.5% 7/31/09		20,000	20,025
MGM Mirage, Inc.:
6% 10/1/09		40,000	39,750
6.625% 7/15/15		235,000	222,956
6.75% 9/1/12		45,000	44,325
6.75% 4/1/13		50,000	48,875
6.875% 4/1/16		75,000	71,906
7.5% 6/1/16		110,000	108,900
8.5% 9/15/10		50,000	52,313
Mohegan Tribal Gaming Authority 6.875% 2/15/15		100,000	98,375
OSI Restaurant Partners, Inc. 10% 6/15/15 (g)		505,000	446,925
Scientific Games Corp. 6.25% 12/15/12		40,000	38,400
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)		100,000	100,750

		Principal Amount (d)	Value
Six Flags, Inc.:
9.625% 6/1/14		$ 75,000	$ 62,250
9.75% 4/15/13		470,000	399,500
Speedway Motorsports, Inc. 6.75% 6/1/13		95,000	93,100
Town Sports International Holdings, Inc. 0% 2/1/14 (e)		23,000	21,390
Universal City Development Partners Ltd./UCDP Finance, Inc. 11.75% 4/1/10		45,000	47,250
Vail Resorts, Inc. 6.75% 2/15/14		225,000	219,375
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
0% 1/15/13 (e)		230,000	161,000
9% 1/15/12		30,000	29,325
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (g)		90,000	90,000
			3,060,178
Household Durables - 0.0%
Urbi, Desarrollos Urbanos, SA de CV 8.5% 4/19/16 (g)		100,000	100,500
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12		40,000	37,600
Media - 2.4%
AMC Entertainment, Inc. 11% 2/1/16		120,000	128,400
Cablemas SA de CV (Reg. S) 9.375% 11/15/15		300,000	324,000
CanWest Media, Inc. 8% 9/15/12		40,000	38,900
Charter Communications Holdings I LLC/Charter Communications Holdings I Capital Corp.:
11% 10/1/15		865,000	877,975
11% 10/1/15		85,000	86,488
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp.:
Series B, 10.25% 9/15/10		180,000	183,600
10.25% 9/15/10		130,000	133,575
CSC Holdings, Inc.:
7.25% 4/15/12		170,000	163,625
7.625% 4/1/11		40,000	40,100
7.625% 7/15/18		520,000	496,600
7.875% 2/15/18		770,000	741,125
EchoStar Communications Corp.:
6.375% 10/1/11		45,000	44,550
6.625% 10/1/14		790,000	793,950
7.125% 2/1/16		270,000	278,100
Haights Cross Communications, Inc. 0% 8/15/11 (e)		20,000	16,000
iesy Repository GmbH 10.375% 2/15/15 (g)		50,000	51,125
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Liberty Media Corp.:
5.7% 5/15/13		$ 300,000	$ 277,500
8.25% 2/1/30		320,000	313,600
8.5% 7/15/29		480,000	485,236
MediMedia USA, Inc. 11.375% 11/15/14 (g)		50,000	51,750
PanAmSat Corp.:
9% 8/15/14		285,000	292,125
9% 6/15/16		120,000	123,300
Rainbow National LLC & RNS Co. Corp.:
8.75% 9/1/12 (g)		110,000	112,750
10.375% 9/1/14 (g)		385,000	421,575
The Reader's Digest Association, Inc. 9% 2/15/17 (g)		160,000	145,600
TL Acquisitions, Inc. 10.5% 1/15/15 (g)		1,290,000	1,264,200
Videotron Ltee 6.875% 1/15/14		125,000	122,188
			8,007,937
Multiline Retail - 0.3%
Dollar General Corp. 10.625% 7/15/15 (g)		645,000	603,075
The Bon-Ton Department Stores, Inc. 10.25% 3/15/14		300,000	285,000
			888,075
Specialty Retail - 0.7%
AutoNation, Inc.:
7% 4/15/14		255,000	246,394
7.36% 4/15/13 (j)		60,000	57,750
Claire's Stores, Inc.:
9.25% 6/1/15 (g)		225,000	196,875
9.625% 6/1/15 pay-in-kind (g)		215,000	176,300
10.5% 6/1/17 (g)		235,000	186,825
Michaels Stores, Inc.:
0% 11/1/16 (e)		30,000	18,600
10% 11/1/14		260,000	266,500
11.375% 11/1/16		785,000	806,588
Sally Holdings LLC:
9.25% 11/15/14		330,000	333,300
10.5% 11/15/16		40,000	39,900
			2,329,032
Textiles, Apparel & Luxury Goods - 0.2%
Levi Strauss & Co.:
8.875% 4/1/16		385,000	392,700
9.75% 1/15/15		290,000	304,863
			697,563
TOTAL CONSUMER DISCRETIONARY			17,057,915

		Principal Amount (d)	Value
CONSUMER STAPLES - 0.5%
Beverages - 0.0%
Cerveceria Nacional Dominicana C por A 16% 3/27/12 (g)		$ 100,000	$ 101,500
Food & Staples Retailing - 0.2%
Albertsons, Inc. 7.25% 5/1/13		80,000	79,400
Rite Aid Corp.:
9.375% 12/15/15 (g)		170,000	158,950
9.5% 6/15/17 (g)		250,000	233,750
SUPERVALU, Inc. 7.5% 11/15/14		120,000	122,700
			594,800
Food Products - 0.3%
Bertin Ltda 10.25% 10/5/16 (g)		100,000	107,375
Gruma SA de CV 7.75%		305,000	308,813
Hines Nurseries, Inc. 10.25% 10/1/11		120,000	81,600
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11		25,000	25,375
Reddy Ice Holdings, Inc. 0% 11/1/12 (e)		130,000	122,200
Smithfield Foods, Inc. 7.75% 7/1/17		170,000	174,250
			819,613
Household Products - 0.0%
Central Garden & Pet Co. 9.125% 2/1/13		75,000	70,500
Personal Products - 0.0%
Elizabeth Arden, Inc. 7.75% 1/15/14		40,000	39,600
TOTAL CONSUMER STAPLES			1,626,013
ENERGY - 2.8%
Energy Equipment & Services - 0.2%
CHC Helicopter Corp. 7.375% 5/1/14		240,000	226,800
Complete Production Services, Inc. 8% 12/15/16		205,000	203,463
Ocean Rig Norway AS 8.375% 7/1/13 (g)		60,000	60,600
Seabulk International, Inc. 9.5% 8/15/13		135,000	144,113
			634,976
Oil, Gas & Consumable Fuels - 2.6%
ANR Pipeline, Inc. 7.375% 2/15/24		115,000	126,356
Atlas Pipeline Partners LP 8.125% 12/15/15		70,000	69,300
Berry Petroleum Co. 8.25% 11/1/16		150,000	151,875
Chaparral Energy, Inc.:
8.5% 12/1/15		130,000	121,875
8.875% 2/1/17 (g)		110,000	103,400
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Chesapeake Energy Corp.:
6.5% 8/15/17		$ 460,000	$ 447,350
6.875% 11/15/20		390,000	381,713
7.5% 9/15/13		40,000	41,200
7.5% 6/15/14		35,000	35,875
7.625% 7/15/13		430,000	448,275
Colorado Interstate Gas Co. 6.8% 11/15/15		260,000	266,500
Drummond Co., Inc. 7.375% 2/15/16 (g)		140,000	128,800
EXCO Resources, Inc. 7.25% 1/15/11		10,000	9,950
Gaz Capital SA (Luxembourg):
5.03% 2/25/14	EUR	50,000	67,097
6.58% 10/31/13	GBP	50,000	98,607
Harvest Operations Corp. 7.875% 10/15/11		50,000	48,500
InterNorth, Inc. 9.625% 3/16/06 (c)		100,000	25,250
Mariner Energy, Inc. 8% 5/15/17		80,000	78,400
Massey Energy Co. 6.875% 12/15/13		425,000	394,188
OPTI Canada, Inc. 7.875% 12/15/14 (g)		310,000	310,775
Pan American Energy LLC 7.75% 2/9/12 (g)		340,000	331,500
Peabody Energy Corp.:
7.375% 11/1/16		300,000	316,500
7.875% 11/1/26		300,000	316,500
Pemex Project Funding Master Trust 6.625% 6/15/35		310,000	318,990
Petrohawk Energy Corp. 9.125% 7/15/13		310,000	326,275
Petroleos de Venezuela SA:
5.25% 4/12/17		610,000	451,400
5.375% 4/12/27		565,000	358,775
Petrozuata Finance, Inc.:
7.63% 4/1/09 (g)		378,879	377,458
8.22% 4/1/17 (g)		425,000	429,250
Pogo Producing Co.:
6.875% 10/1/17		210,000	211,050
7.875% 5/1/13		135,000	137,025
Range Resources Corp. 7.375% 7/15/13		100,000	102,000
Repsol International Finance BV 4.769% 2/16/12 (j)	EUR	100,000	139,761
Ship Finance International Ltd. 8.5% 12/15/13		145,000	148,988
Southern Star Central Corp. 6.75% 3/1/16		90,000	86,400

		Principal Amount (d)	Value
Targa Resources, Inc./Targa Resources Finance Corp. 8.5% 11/1/13 (g)		$ 70,000	$ 68,950
Tennessee Gas Pipeline Co.:
7% 10/15/28		20,000	20,244
7.5% 4/1/17		445,000	481,757
7.625% 4/1/37		50,000	53,295
8.375% 6/15/32		40,000	45,950
Venoco, Inc. 8.75% 12/15/11		70,000	70,000
W&T Offshore, Inc. 8.25% 6/15/14 (g)		310,000	301,475
YPF SA 10% 11/2/28		240,000	278,400
			8,727,229
TOTAL ENERGY			9,362,205
FINANCIALS - 5.2%
Capital Markets - 0.1%
Morgan Stanley 4.521% 7/20/12 (j)	EUR	150,000	209,536
Commercial Banks - 1.7%
Alliance & Leicester PLC 4.25% 12/30/08	GBP	70,000	139,234
Banca Popolare di Bergamo 8.364% (j)	EUR	125,000	192,908
Banca Popolare di Lodi Investor Trust III 6.742% (j)	EUR	50,000	71,122
Banco Nacional de Desenvolvimento Economico e Social 5.84% 6/16/08 (j)		1,065,000	1,059,675
BBVA Bancomer SA (Cayman Islands) (Reg. S) 4.799% 5/17/17 (j)	EUR	100,000	137,937
City of Kiev 8.75% 8/8/08 (Issued by Dresdner Bank AG for City of Kiev)		100,000	101,900
Development Bank of Philippines 8.375% (j)		300,000	310,500
Eksportfinans AS 6% 9/6/10	GBP	450,000	930,223
EXIM of Ukraine 7.75% 9/23/09 (Issued by Dresdner Bank AG for EXIM Ukraine)		200,000	201,500
Export-Import Bank of India 1.465% 6/7/12 (j)	JPY	20,000,000	172,252
JPMorgan Chase Bank 4.375% 11/30/21 (j)	EUR	100,000	130,550
Kyivstar GSM:
7.75% 4/27/12 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		200,000	197,500
10.375% 8/17/09 (Issued by Dresdner Bank AG for Kyivstar GSM) (g)		400,000	420,000
Rabobank Nederland 4.125% 4/4/12	EUR	500,000	702,112
Russian Standard Finance SA 6.825% 9/16/09	EUR	50,000	65,018
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
SMFG Finance Ltd. 6.164% (j)	GBP	50,000	$ 93,360
Standard Chartered Bank 5.026% 3/28/18 (j)	EUR	100,000	137,880
UniCredito Italiano Capital Trust I 4.028% (j)	EUR	140,000	173,787
Vimpel Communications:
8% 2/11/10 (Issued by UBS Luxembourg SA for Vimpel Communications)		400,000	412,800
10% 6/16/09 (Issued by UBS Luxembourg SA for Vimpel Communications)		100,000	105,375
			5,755,633
Consumer Finance - 0.6%
ACE Cash Express, Inc. 10.25% 10/1/14 (g)		80,000	81,000
Ford Motor Credit Co. LLC:
5.8% 1/12/09		30,000	28,976
7.375% 10/28/09		135,000	132,375
7.875% 6/15/10		165,000	161,291
9.875% 8/10/11		380,000	384,890
GE Capital European Funding 4.75% 9/28/12	EUR	100,000	141,602
General Motors Acceptance Corp.:
6.75% 12/1/14		260,000	237,900
6.875% 9/15/11		295,000	281,725
6.875% 8/28/12		360,000	337,674
HSBC Finance Corp. 4.875% 5/30/17	EUR	150,000	206,373
SLM Corp.:
4.88% 6/15/09 (j)	EUR	50,000	68,655
4.93% 12/15/10 (j)	EUR	100,000	133,565
			2,196,026
Diversified Financial Services - 1.7%
BA Covered Bond 4.125% 4/5/12	EUR	600,000	834,005
Banca Italease SpA 4.46% 2/2/10 (j)	EUR	200,000	269,742
Bank of America Corp. 5.125% 9/26/14	EUR	100,000	141,780
Caisse d'Amort de la Dette Societe 4.125% 4/25/17	EUR	600,000	830,873
Canada Housing Trust No.1 4.65% 9/15/09	CAD	550,000	556,614
CCO Holdings LLC/CCO Holdings Capital Corp. 8.75% 11/15/13		185,000	185,000
CEMEX Finance Europe BV 4.75% 3/5/14	EUR	50,000	67,876

		Principal Amount (d)	Value
Cerro Negro Finance Ltd.:
(Reg. S) 7.33% 12/1/09		$ 164,000	$ 163,180
7.33% 12/1/09 (g)		61,500	61,193
ExIm Ukraine 7.65% 9/7/11 (Issued by Credit Suisse London Branch for ExIm Ukraine)		400,000	404,255
Getin Finance PLC 6.309% 5/13/09 (j)	EUR	50,000	69,895
Global Cash Access LLC/Global Cash Access Finance Corp. 8.75% 3/15/12		238,000	246,330
IFIL Finanziaria di Partecipazioni SpA 5.375% 6/12/17	EUR	50,000	67,754
ITW Finance Europe SA 5.25% 10/1/14 (g)	EUR	50,000	71,494
KAR Holdings, Inc.:
8.75% 5/1/14 (g)		120,000	115,800
10% 5/1/15 (g)		120,000	112,500
NCO Group, Inc. 11.875% 11/15/14		160,000	153,600
OAO TMK 8.5% 9/29/09 (Issued by TMK Capital SA for OAO TMK)		800,000	806,000
Pakistan International Sukuk Co. Ltd. 7.5703% 1/27/10 (j)		200,000	197,000
Red Arrow International Leasing PLC 8.375% 3/31/12	RUB	1,769,201	72,051
WaMu Covered Bond Program 4.375% 5/19/14	EUR	200,000	277,927
			5,704,869
Insurance - 0.1%
Eureko BV 5.125% (j)	EUR	100,000	134,968
Muenchener Rueckversicherungs-Gesellschaft AG 5.767% (j)	EUR	100,000	140,028
Old Mutual plc 4.5% 1/18/17 (j)	EUR	50,000	69,225
			344,221
Real Estate Investment Trusts - 0.3%
BF Saul REIT 7.5% 3/1/14		95,000	88,825
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)		330,000	323,400
Senior Housing Properties Trust:
7.875% 4/15/15		180,000	187,650
8.625% 1/15/12		280,000	298,200
			898,075
Real Estate Management & Development - 0.7%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		170,000	162,350
8.125% 6/1/12		100,000	99,000
Inversiones y Representaciones SA 8.5% 2/2/17 (g)		395,000	351,550
Realogy Corp.:
10.5% 4/15/14 (g)		1,020,000	861,900
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.: - continued
11% 4/15/14 pay-in-kind (g)		$ 895,000	$ 727,188
12.375% 4/15/15 (g)		115,000	85,675
WT Finance (Aust) Pty Ltd./Westfield Europe Finance PLC/WEA Finance 3.625% 6/27/12	EUR	75,000	99,731
			2,387,394
TOTAL FINANCIALS			17,495,754
HEALTH CARE - 1.1%
Health Care Equipment & Supplies - 0.0%
Invacare Corp. 9.75% 2/15/15		90,000	90,000
Health Care Providers & Services - 1.0%
Cardinal Health, Inc. 9.5% 4/15/15 pay-in-kind (g)		300,000	285,000
CRC Health Group, Inc. 10.75% 2/1/16		90,000	92,700
DaVita, Inc. 6.625% 3/15/13		40,000	39,400
Fresenius Medical Care Capital Trust IV 7.875% 6/15/11		125,000	129,688
HCA, Inc.:
9.125% 11/15/14 (g)		320,000	338,400
9.25% 11/15/16 (g)		560,000	594,300
9.625% 11/15/16 pay-in-kind (g)		580,000	619,875
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14		90,000	91,125
Rural/Metro Corp. 9.875% 3/15/15		80,000	75,200
Skilled Healthcare Group, Inc. 11% 1/15/14		78,000	85,215
Sun Healthcare Group, Inc. 9.125% 4/15/15 (g)		30,000	30,675
Team Finance LLC/Health Finance Corp. 11.25% 12/1/13		150,000	151,500
Tenet Healthcare Corp.:
9.25% 2/1/15		60,000	52,950
9.875% 7/1/14		80,000	73,200
U.S. Oncology, Inc. 9% 8/15/12		150,000	149,625
Vanguard Health Holding Co. I 0% 10/1/15 (e)		40,000	29,900
Vanguard Health Holding Co. II LLC 9% 10/1/14		335,000	323,275
			3,162,028
Life Sciences Tools & Services - 0.0%
Bio-Rad Laboratories, Inc. 7.5% 8/15/13		70,000	70,700

		Principal Amount (d)	Value
Pharmaceuticals - 0.1%
Elan Finance PLC/Elan Finance Corp. 7.75% 11/15/11		$ 65,000	$ 62,725
Leiner Health Products, Inc. 11% 6/1/12		90,000	75,600
Mylan Laboratories, Inc. 6.375% 8/15/15		50,000	53,125
Schering-Plough Corp. 5.375% 10/1/14	EUR	130,000	185,673
			377,123
TOTAL HEALTH CARE			3,699,851
INDUSTRIALS - 1.9%
Aerospace & Defense - 0.2%
Alion Science & Technology Corp. 10.25% 2/1/15		50,000	46,500
Hawker Beechcraft Acquisition Co. LLC:
8.5% 4/1/15 (g)		230,000	234,600
8.875% 4/1/15 pay-in-kind (g)		230,000	230,575
Hexcel Corp. 6.75% 2/1/15		100,000	99,000
Orbimage Holdings, Inc. 14.88% 7/1/12 (j)		100,000	109,000
			719,675
Airlines - 0.0%
Continental Airlines, Inc. 6.903% 4/19/22		50,000	47,000
Delta Air Lines, Inc.:
7.9% 12/15/09 (a)		750,000	45,000
10% 8/15/08 (a)		70,000	4,200
Northwest Airlines Corp. 10% 2/1/09 (a)		105,000	9,450
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		90,000	9,000
8.875% 6/1/06 (a)		80,000	7,200
			121,850
Building Products - 0.1%
Compagnie de St. Gobain 4.447% 4/11/12 (j)	EUR	100,000	139,708
Commercial Services & Supplies - 0.5%
ALH Finance LLC/ALH Finance Corp. 8.5% 1/15/13		10,000	9,650
Allied Security Escrow Corp. 11.375% 7/15/11		100,000	95,000
Allied Waste North America, Inc. 7.125% 5/15/16		295,000	300,531
Browning-Ferris Industries, Inc.:
7.4% 9/15/35		75,000	69,750
9.25% 5/1/21		100,000	104,000
FTI Consulting, Inc.:
7.625% 6/15/13		50,000	49,000
7.75% 10/1/16		80,000	82,800
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Mac-Gray Corp. 7.625% 8/15/15		$ 40,000	$ 39,400
R.H. Donnelley Finance Corp. I 10.875% 12/15/12		75,000	79,313
West Corp. 9.5% 10/15/14		475,000	490,438
Williams Scotsman, Inc. 8.5% 10/1/15		340,000	374,000
			1,693,882
Construction & Engineering - 0.0%
Blount, Inc. 8.875% 8/1/12		50,000	50,500
Electrical Equipment - 0.1%
Coleman Cable, Inc. 9.875% 10/1/12 (g)		60,000	58,950
General Cable Corp. 7.125% 4/1/17		40,000	39,600
Sensus Metering Systems, Inc. 8.625% 12/15/13		60,000	58,500
			157,050
Industrial Conglomerates - 0.0%
Siemens Financieringsmaatschap NV 6.125% 9/14/66 (j)	GBP	50,000	96,634
Machinery - 0.2%
Chart Industries, Inc. 9.125% 10/15/15		60,000	61,950
Invensys PLC 9.875% 3/15/11 (g)		4,000	4,220
RBS Global, Inc. / Rexnord Corp.:
8.875% 9/1/16		50,000	50,500
9.5% 8/1/14		350,000	364,000
11.75% 8/1/16		300,000	321,000
			801,670
Marine - 0.2%
Navios Maritime Holdings, Inc. 9.5% 12/15/14		230,000	238,625
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		80,000	76,400
US Shipping Partners LP 13% 8/15/14		170,000	169,150
			484,175
Road & Rail - 0.3%
Kansas City Southern de Mexico, SA de CV:
7.375% 6/1/14 (g)		195,000	193,781
7.625% 12/1/13 (g)		100,000	99,000
Kansas City Southern Railway Co.:
7.5% 6/15/09		340,000	343,400
9.5% 10/1/08		45,000	45,900
TFM SA de CV 9.375% 5/1/12		300,000	315,000
			997,081

		Principal Amount (d)	Value
Trading Companies & Distributors - 0.3%
Glencore Finance (Europe) SA:
5.375% 9/30/11	EUR	50,000	$ 70,688
6.5% 2/27/19	GBP	200,000	385,702
Penhall International Corp. 12% 8/1/14 (g)		80,000	81,200
VWR Funding, Inc. 10.25% 7/15/15 (g)		490,000	475,300
			1,012,890
TOTAL INDUSTRIALS			6,275,115
INFORMATION TECHNOLOGY - 2.8%
Communications Equipment - 0.6%
Hughes Network Systems LLC / HNS Finance Corp. 9.5% 4/15/14		320,000	321,200
Lucent Technologies, Inc.:
6.45% 3/15/29		820,000	680,600
6.5% 1/15/28		415,000	344,450
Nortel Networks Corp.:
9.61% 7/15/11 (g)(j)		190,000	189,525
10.125% 7/15/13 (g)		190,000	195,225
10.75% 7/15/16 (g)		190,000	199,025
			1,930,025
IT Services - 0.4%
Iron Mountain, Inc.:
6.625% 1/1/16		480,000	446,400
7.75% 1/15/15		180,000	178,200
8.625% 4/1/13		185,000	187,313
8.75% 7/15/18		285,000	296,400
SunGard Data Systems, Inc.:
9.125% 8/15/13		260,000	270,400
10.25% 8/15/15		180,000	188,100
			1,566,813
Office Electronics - 0.4%
Xerox Capital Trust I 8% 2/1/27		480,000	477,600
Xerox Corp.:
6.4% 3/15/16		600,000	603,576
7.625% 6/15/13		290,000	302,325
			1,383,501
Semiconductors & Semiconductor Equipment - 1.4%
Amkor Technology, Inc. 9.25% 6/1/16		455,000	457,275
ASML Holding NV 5.75% 6/13/17	EUR	100,000	133,608
Avago Technologies Finance Ltd.:
10.125% 12/1/13		195,000	209,625
11.08% 6/1/13 (j)		220,000	224,400
11.875% 12/1/15		475,000	529,625
Freescale Semiconductor, Inc.:
8.875% 12/15/14		690,000	666,747
9.125% 12/15/14 pay-in-kind		1,990,000	1,835,775
10.125% 12/15/16		335,000	311,550
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. 8.9444% 12/15/11 (j)		$ 40,000	$ 33,600
New ASAT Finance Ltd. 9.25% 2/1/11		105,000	68,250
Viasystems, Inc. 10.5% 1/15/11		140,000	140,700
			4,611,155
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (g)		50,000	48,000
TOTAL INFORMATION TECHNOLOGY			9,539,494
MATERIALS - 2.7%
Chemicals - 0.6%
America Rock Salt Co. LLC 9.5% 3/15/14		225,000	229,500
Bayer AG:
4.296% 4/10/10 (j)	EUR	50,000	70,944
5.625% 5/23/18	GBP	50,000	97,373
Huntsman LLC 11.625% 10/15/10		182,000	192,920
JohnsonDiversey Holdings, Inc. 10.67% 5/15/13		235,000	237,350
MacDermid, Inc. 9.5% 4/15/17 (g)		40,000	38,600
Momentive Performance Materials, Inc.:
9.75% 12/1/14 (g)		230,000	226,550
10.125% 12/1/14 pay-in-kind (g)		520,000	510,900
11.5% 12/1/16 (g)		345,000	339,825
SABIC Europe BV 4.5% 11/28/13	EUR	50,000	67,593
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)		90,000	92,250
			2,103,805
Construction Materials - 0.0%
Imerys 5% 4/18/17	EUR	50,000	68,195
Containers & Packaging - 0.5%
AEP Industries, Inc. 7.875% 3/15/13		40,000	39,000
BWAY Corp. 10% 10/15/10		90,000	92,250
Constar International, Inc. 11% 12/1/12		170,000	125,800
Crown Cork & Seal, Inc.:
7.5% 12/15/96		160,000	131,200
8% 4/15/23		235,000	228,538
Owens-Brockway Glass Container, Inc.:
6.75% 12/1/14		105,000	103,425
8.25% 5/15/13		195,000	200,850

		Principal Amount (d)	Value
8.75% 11/15/12		$ 55,000	$ 57,406
8.875% 2/15/09		36,000	36,360
Tekni-Plex, Inc. 10.875% 8/15/12		60,000	63,600
Vitro SAB de CV:
8.625% 2/1/12		475,000	467,875
9.125% 2/1/17		120,000	117,900
			1,664,204
Metals & Mining - 1.5%
Aleris International, Inc. 9% 12/15/14		150,000	138,750
CAP SA 7.375% 9/15/36 (g)		100,000	94,700
Compass Minerals International, Inc. 0% 6/1/13 (e)		360,000	359,100
Corporacion Nacional del Cobre (Codelco) 6.15% 10/24/36 (g)		325,000	316,916
CSN Islands VIII Corp. 9.75% 12/16/13 (g)		315,000	361,069
Evraz Group SA (Reg. S) 8.25% 11/10/15		200,000	200,750
Evraz Securities SA 10.875% 8/3/09		400,000	425,000
FMG Finance Property Ltd.:
10% 9/1/13 (g)		225,000	245,813
10.625% 9/1/16 (g)		160,000	188,400
Freeport-McMoRan Copper & Gold, Inc.:
6.875% 2/1/14		370,000	378,325
8.25% 4/1/15		220,000	237,050
8.375% 4/1/17		615,000	668,813
8.5463% 4/1/15 (j)		365,000	378,688
Gerdau AmeriSteel Corp./GUSAP Partners 10.375% 7/15/11		70,000	73,675
Gerdau SA 8.875% (g)		125,000	131,563
International Steel Group, Inc. 6.5% 4/15/14		445,000	442,775
Ispat Inland ULC 9.75% 4/1/14		20,000	21,775
PNA Intermediate Holding Corp. 12.5575% 2/15/13 pay-in-kind (g)(j)		90,000	88,200
RathGibson, Inc. 11.25% 2/15/14		305,000	309,575
			5,060,937
Paper & Forest Products - 0.1%
Glatfelter 7.125% 5/1/16		40,000	39,200
NewPage Corp. 11.6063% 5/1/12 (j)		90,000	97,200
			136,400
TOTAL MATERIALS			9,033,541
TELECOMMUNICATION SERVICES - 3.9%
Diversified Telecommunication Services - 2.6%
Citizens Communications Co.:
7.875% 1/15/27		200,000	195,000
9% 8/15/31		500,000	502,500
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Deutsche Telekom International Finance BV 4.5% 10/25/13	EUR	35,000	$ 48,258
Embarq Corp.:
7.082% 6/1/16		55,000	57,018
7.995% 6/1/36		478,000	509,306
Eschelon Operating Co. 8.375% 3/15/10		132,000	129,360
Intelsat Ltd.:
9.25% 6/15/16		120,000	124,200
11.25% 6/15/16		535,000	573,788
Level 3 Financing, Inc.:
8.75% 2/15/17		460,000	443,900
12.25% 3/15/13		490,000	546,350
Nordic Telephone Co. Holdings ApS 8.875% 5/1/16 (g)		285,000	302,100
NTL Cable PLC:
8.75% 4/15/14		245,000	248,675
9.125% 8/15/16		175,000	181,563
Qwest Capital Funding, Inc.:
7.625% 8/3/21		25,000	22,875
7.75% 2/15/31		25,000	22,500
Qwest Corp.:
7.5% 10/1/14		50,000	52,250
7.875% 9/1/11		320,000	336,800
8.875% 3/15/12		1,370,000	1,495,013
8.9444% 6/15/13 (j)		350,000	375,375
Telecom Egypt SAE 9.672% 2/4/10 (j)	EGP	196,300	35,589
Telefonica de Argentina SA 9.125% 11/7/10		120,000	124,500
Telenet Group Holding NV 0% 6/15/14 (e)(g)		363,000	346,665
U.S. West Capital Funding, Inc.:
6.5% 11/15/18		20,000	17,650
6.875% 7/15/28		120,000	102,900
U.S. West Communications:
6.875% 9/15/33		1,615,000	1,510,025
7.2% 11/10/26		5,000	4,788
7.25% 9/15/25		35,000	34,388
7.25% 10/15/35		155,000	150,350
7.5% 6/15/23		25,000	24,750
Wind Acquisition Finance SA 10.75% 12/1/15 (g)		365,000	401,500
			8,919,936
Wireless Telecommunication Services - 1.3%
American Tower Corp. 7.125% 10/15/12		685,000	702,125

		Principal Amount (d)	Value
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13		$ 440,000	$ 466,400
Centennial Communications Corp./Centennial Cellular Operating Co. LLC/Centennial Puerto Rico Operations Corp. 8.125% 2/1/14		270,000	274,725
Digicel Group Ltd. 9.25% 9/1/12 (g)		300,000	308,250
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)		300,000	305,250
Millicom International Cellular SA 10% 12/1/13		620,000	660,300
Mobile Telesystems Finance SA:
8.375% 10/14/10 (g)		565,000	584,775
9.75% 1/30/08 (Reg. S)		185,000	186,536
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (g)		200,000	191,000
Telecom Personal SA 9.25% 12/22/10 (g)		590,000	601,800
			4,281,161
TOTAL TELECOMMUNICATION SERVICES			13,201,097
UTILITIES - 1.2%
Electric Utilities - 0.7%
AES Gener SA 7.5% 3/25/14		200,000	209,000
Chivor SA E.S.P. 9.75% 12/30/14 (g)		200,000	220,000
Edison Mission Energy:
7.5% 6/15/13		490,000	503,475
7.75% 6/15/16		275,000	284,625
Intergen NV 9% 6/30/17 (g)		450,000	473,625
National Power Corp. 6.875% 11/2/16 (g)		200,000	199,000
Reliant Energy, Inc.:
7.625% 6/15/14		270,000	271,350
7.875% 6/15/17		220,000	220,000
			2,381,075
Gas Utilities - 0.3%
Southern Natural Gas Co.:
7.35% 2/15/31		190,000	196,888
8% 3/1/32		410,000	452,538
Transportadora de Gas del Sur SA 7.875% 5/14/17 (g)		390,000	357,435
			1,006,861
Independent Power Producers & Energy Traders - 0.1%
Enron Corp. 7.625% 9/10/04 (c)		400,000	116,000
NRG Energy, Inc.:
7.25% 2/1/14		40,000	40,100
7.375% 2/1/16		80,000	80,300
Tenaska Alabama Partners LP 7% 6/30/21 (g)		93,347	93,814
			330,214
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
UTILITIES - continued
Multi-Utilities - 0.1%
Aquila, Inc. 14.875% 7/1/12		$ 120,000	$ 151,200
Utilicorp United, Inc. 9.95% 2/1/11 (j)		3,000	3,255
			154,455
TOTAL UTILITIES			3,872,605
TOTAL NONCONVERTIBLE BONDS			91,163,590
TOTAL CORPORATE BONDS (Cost $90,698,999)			91,190,784
U.S. Government and Government Agency Obligations - 21.2%

U.S. Government Agency Obligations - 3.6%
Fannie Mae:
3.25% 1/15/08		3,800,000	3,779,066
4.125% 5/15/10		370,000	367,197
4.25% 5/15/09		40,000	39,896
4.625% 10/15/13		250,000	248,451
5.125% 9/2/08		950,000	954,150
5.375% 6/12/17		1,106,000	1,137,371
Freddie Mac:
3.625% 9/15/08		2,582,000	2,558,584
5.25% 7/18/11		5,000	5,125
5.5% 7/18/16		2,700,000	2,801,471
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			11,891,311
U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14		56,367	55,553
2.5% 7/15/16		2,062,880	2,101,592
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			2,157,145
U.S. Treasury Obligations - 17.0%
U.S. Treasury Bonds:
4.75% 2/15/37		250,000	246,543
6.125% 8/15/29		5,621,000	6,557,245
6.25% 8/15/23		4,200,000	4,825,078
U.S. Treasury Notes:
3.375% 9/15/09		1,600,000	1,582,875
4% 8/31/09 (h)		1,350,000	1,351,103
4.125% 8/31/12 (h)		14,565,000	14,507,629
4.5% 3/31/09		1,720,000	1,733,302
4.5% 5/15/10 (h)		5,736,000	5,808,013
4.5% 11/15/15		6,950,000	6,959,230

		Principal Amount (d)	Value
4.5% 5/15/17		$ 1,000,000	$ 994,375
4.625% 7/31/09		1,600,000	1,618,374
4.625% 7/31/12		2,500,000	2,543,555
4.75% 5/31/12		3,000,000	3,068,202
4.75% 8/15/17 (h)		1,600,000	1,620,674
4.875% 4/30/08		820,000	823,331
4.875% 6/30/09		1,000,000	1,015,000
5% 7/31/08		1,740,000	1,752,098
TOTAL U.S. TREASURY OBLIGATIONS			57,006,627
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $70,763,605)			71,055,083
U.S. Government Agency - Mortgage Securities - 9.9%

Fannie Mae - 6.6%
3.585% 9/1/33 (j)		42,531	41,993
3.721% 6/1/33 (j)		136,103	136,040
3.75% 4/1/34 (j)		111,022	109,614
3.783% 6/1/33 (j)		159,194	159,170
3.905% 5/1/34 (j)		61,673	61,004
3.915% 5/1/33 (j)		43,908	44,104
3.926% 9/1/33 (j)		121,861	121,232
3.938% 5/1/34 (j)		49,031	48,501
3.965% 9/1/33 (j)		83,756	82,817
3.971% 8/1/33 (j)		59,929	59,479
3.999% 4/1/34 (j)		129,594	128,239
4% 9/1/13 to 10/1/20		287,580	273,093
4% 3/1/34 (j)		119,498	118,348
4.026% 3/1/34 (j)		233,861	231,597
4.03% 6/1/34 (j)		93,348	92,377
4.045% 6/1/33 (j)		151,863	151,557
4.062% 3/1/35 (j)		169,098	167,928
4.115% 4/1/34 (j)		153,613	152,289
4.122% 5/1/34 (j)		126,386	125,361
4.186% 11/1/34 (j)		120,623	120,987
4.191% 9/1/33 (j)		80,830	80,777
4.205% 6/1/34 (j)		102,647	101,761
4.279% 6/1/34 (j)		113,010	112,247
4.329% 1/1/35 (j)		112,690	111,610
4.353% 10/1/19 (j)		12,093	11,991
4.371% 11/1/35 (j)		377,522	375,364
4.398% 10/1/33 (j)		66,817	66,035
4.41% 8/1/34 (j)		272,408	273,775
4.411% 7/1/35 (j)		246,702	244,367
4.43% 8/1/34 (j)		273,740	271,944
4.441% 5/1/35 (j)		193,083	193,704
4.46% 8/1/35 (j)		198,998	199,787
4.483% 1/1/35 (j)		70,785	70,267
4.484% 11/1/33 (j)		14,222	14,132
4.493% 12/1/34 (j)		5,935	5,897
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Fannie Mae - continued
4.5% 5/1/18 to 9/1/18		$ 96,780	$ 93,756
4.511% 3/1/35 (j)		354,347	353,320
4.569% 1/1/35 (j)		109,698	109,047
4.605% 8/1/35 (j)		158,915	160,416
4.642% 6/1/35 (j)		54,238	54,301
4.642% 8/1/35 (j)		72,385	72,427
4.649% 10/1/34 (j)		38,674	38,516
4.649% 1/1/35 (j)		71,198	70,873
4.68% 9/1/34 (j)		181,015	180,381
4.689% 2/1/35 (j)		180,587	179,820
4.728% 2/1/35 (j)		87,164	86,836
4.733% 12/1/35 (j)		410,734	409,921
4.76% 12/1/35 (j)		42,353	42,289
4.772% 1/1/35 (j)		62,503	62,308
4.79% 6/1/35 (j)		69,923	69,674
4.798% 4/1/35 (j)		115,420	115,621
4.798% 7/1/35 (j)		54,170	53,966
4.811% 11/1/35 (j)		99,272	99,576
4.817% 12/1/34 (j)		141,678	141,422
4.836% 9/1/34 (j)		127,721	127,544
4.843% 10/1/34 (j)		123,095	122,991
4.844% 7/1/35 (j)		116,196	115,866
4.853% 7/1/35 (j)		80,462	80,267
4.864% 7/1/34 (j)		52,889	52,844
4.87% 1/1/35 (j)		48,737	48,750
4.884% 10/1/35 (j)		17,265	17,227
4.889% 5/1/35 (j)		16,810	16,786
4.895% 11/1/35 (j)		99,388	99,491
4.918% 8/1/34 (j)		122,015	121,988
4.952% 3/1/35 (j)		68,819	68,817
4.958% 2/1/35 (j)		71,973	71,960
5% 6/1/14 to 7/1/37 (i)		6,233,834	5,988,321
5.005% 2/1/34 (j)		95,442	95,372
5.019% 5/1/35 (j)		127,115	127,193
5.035% 12/1/32 (j)		88,405	88,551
5.076% 10/1/35 (j)		85,941	86,046
5.09% 2/1/35 (j)		87,472	87,598
5.107% 10/1/35 (j)		43,819	43,877
5.117% 7/1/34 (j)		21,590	21,639
5.118% 8/1/34 (j)		82,241	82,452
5.126% 8/1/36 (j)		296,382	297,396
5.158% 3/1/36 (j)		137,094	137,622
5.182% 7/1/35 (j)		159,407	159,912
5.253% 11/1/36 (j)		21,200	21,337
5.262% 5/1/35 (j)		56,081	56,342
5.263% 12/1/36 (j)		30,395	30,534
5.282% 4/1/36 (j)		52,269	53,188
5.295% 7/1/35 (j)		351,066	352,735
5.309% 3/1/36 (j)		357,305	359,408
5.332% 1/1/36 (j)		148,550	149,212

		Principal Amount (d)	Value
5.357% 2/1/36 (j)		$ 98,743	$ 99,254
5.372% 2/1/36 (j)		16,148	16,219
5.38% 2/1/37 (j)		35,535	35,777
5.386% 3/1/37 (j)		475,448	478,699
5.393% 7/1/35 (j)		25,037	25,199
5.423% 2/1/37 (j)		173,155	174,385
5.483% 6/1/47 (j)		27,785	27,987
5.488% 2/1/37 (j)		236,389	238,421
5.5% 12/1/13 to 10/1/17		386,862	387,778
5.527% 11/1/36 (j)		40,084	40,393
5.617% 2/1/36 (j)		44,333	44,799
5.661% 4/1/37 (j)		162,465	164,066
5.675% 4/1/36 (j)		146,809	148,277
5.676% 6/1/36 (j)		95,802	96,818
5.797% 3/1/36 (j)		317,742	321,602
5.807% 1/1/36 (j)		32,401	32,740
5.807% 5/1/36 (j)		32,301	32,634
5.83% 3/1/36 (j)		70,152	71,042
5.834% 5/1/36 (j)		233,922	237,012
5.854% 6/1/35 (j)		127,453	129,123
5.893% 12/1/36 (j)		59,169	59,888
5.903% 9/1/36 (j)		67,218	68,010
5.938% 5/1/36 (j)		100,527	101,914
5.948% 5/1/36 (j)		36,200	36,679
6% 5/1/12 to 9/1/22 (j)		1,302,122	1,320,693
6% 10/1/37		506,684	512,546
6.031% 4/1/36 (j)		588,115	596,764
6.109% 3/1/37 (j)		63,154	64,146
6.184% 4/1/36 (j)		68,979	70,096
6.226% 3/1/37 (j)		19,994	20,269
6.256% 6/1/36 (j)		10,838	10,982
6.5% 12/1/08 to 7/1/26		102,750	104,978
7.5% 5/1/37		47,500	49,473
TOTAL FANNIE MAE			21,955,787
Freddie Mac - 3.3%
3.381% 7/1/33 (j)		88,811	88,213
4% 5/1/19 to 11/1/20		291,584	275,041
4.005% 4/1/34 (j)		208,526	205,730
4.009% 5/1/33 (j)		200,359	200,536
4.08% 7/1/35 (j)		90,108	89,101
4.179% 1/1/35 (j)		194,235	193,049
4.35% 6/1/35 (j)		456,172	453,603
4.5% 2/1/18 to 8/1/33		222,111	213,810
4.561% 6/1/33 (j)		62,680	62,724
4.655% 5/1/35 (j)		134,736	135,115
4.663% 2/1/35 (j)		483,040	479,323
4.702% 9/1/36 (j)		36,098	36,019
4.704% 9/1/35 (j)		208,205	207,899
4.789% 2/1/36 (j)		17,466	17,348
4.819% 3/1/35 (j)		34,997	34,840
4.822% 5/1/35 (j)		442,940	440,336
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (d)	Value
Freddie Mac - continued
4.866% 10/1/35 (j)		$ 78,325	$ 78,267
4.909% 10/1/36 (j)		172,571	172,564
5% 7/1/18 to 7/1/19		334,280	329,152
5.013% 7/1/35 (j)		209,920	209,632
5.02% 1/1/37 (j)		321,962	322,101
5.021% 4/1/35 (j)		4,704	4,668
5.037% 4/1/35 (j)		155,924	157,008
5.121% 7/1/35 (j)		49,896	49,863
5.389% 3/1/37 (j)		26,105	26,204
5.486% 2/1/37 (j)		155,133	155,725
5.498% 1/1/36 (j)		43,334	43,585
5.5% 8/1/14 to 11/1/19		410,244	410,290
5.5% 10/1/22		475,000	473,746
5.553% 4/1/37 (j)		40,302	40,535
5.585% 3/1/36 (j)		246,939	248,680
5.625% 5/1/37 (j)		134,955	134,758
5.652% 8/1/36 (j)		264,701	266,816
5.692% 4/1/36 (j)		581,843	586,065
5.784% 3/1/37 (j)		136,911	138,169
5.787% 10/1/35 (j)		18,033	18,195
5.8% 5/1/37 (j)		305,819	308,870
5.809% 4/1/37 (j)		129,986	131,164
5.815% 1/1/36 (j)		26,657	26,884
5.828% 6/1/37 (j)		103,769	104,825
5.833% 5/1/37 (j)		44,995	45,444
5.835% 5/1/37 (j)		28,048	28,313
5.865% 5/1/37 (j)		165,127	166,418
5.871% 7/1/36 (j)		772,630	781,247
5.96% 4/1/36 (j)		341,647	345,523
6% 10/1/16 to 2/1/19		438,434	447,256
6.015% 6/1/36 (j)		45,775	46,291
6.027% 4/1/37 (j)		154,948	156,555
6.088% 2/1/37 (j)		282,625	286,244
6.141% 2/1/37 (j)		34,941	35,330
6.162% 12/1/36 (j)		313,325	316,840
6.221% 5/1/36 (j)		36,498	37,027
6.27% 6/1/37 (j)		28,366	28,705
6.362% 7/1/36 (j)		49,938	50,614
6.416% 6/1/37 (j)		9,991	10,134
6.5% 12/1/14 to 3/1/22		372,609	381,764
6.511% 9/1/36 (j)		245,067	248,903
6.725% 8/1/37 (j)		74,998	76,429
7.581% 4/1/37 (j)		10,000	10,272
TOTAL FREDDIE MAC			11,069,762
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $32,859,195)			33,025,549
Collateralized Mortgage Obligations - 2.0%
		Principal Amount (d)	Value
U.S. Government Agency - 2.0%
Fannie Mae:
floater Series 2007-95 Class A1, 5.3813% 8/27/36 (j)		$ 947,810	$ 947,505
planned amortization class Series 2002-83 Class ME, 5% 12/25/17		450,000	434,689
Fannie Mae Grantor Trust sequential payer Series 2005-93 Class HD, 4.5% 11/25/19		14,091	13,809
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16		75,750	75,891
Series 2002-11 Class UC, 6% 3/25/17		144,019	146,422
Series 2002-71 Class UC, 5% 11/25/17		430,000	419,788
Series 2002-9 Class PC, 6% 3/25/17		13,596	13,732
Series 2003-113:
Class PD, 4% 2/25/17		260,000	249,706
Class PE, 4% 11/25/18		80,000	72,959
Series 2003-70 Class BJ, 5% 7/25/33		45,000	41,499
Series 2003-85 Class GD, 4.5% 9/25/18		60,000	57,872
Series 2004-80 Class LD, 4% 1/25/19		100,000	95,275
Series 2004-81:
Class KC, 4.5% 4/25/17		70,000	69,151
Class KD, 4.5% 7/25/18		165,000	160,037
sequential payer:
Series 2003-18 Class EY, 5% 6/25/17		179,447	177,974
Series 2004-95 Class AN, 5.5% 1/25/25		123,250	123,035
Series 2005-117, Class JN, 4.5% 1/25/36		40,000	34,779
Series 2005-47 Class AK, 5% 6/25/20		370,000	356,329
Freddie Mac planned amortization class Series 2115 Class PE, 6% 1/15/14		9,459	9,491
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2577 Class FW, 6.2525% 1/15/30 (j)		366,810	368,290
Series 2630 Class FL, 6.2525% 6/15/18 (j)		4,163	4,211
planned amortization class:
Series 2378 Class PE, 5.5% 11/15/16		163,045	163,633
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2425 Class JH, 6% 3/15/17		$ 76,534	$ 77,933
Series 2628 Class OP, 3.5% 11/15/13		76,021	75,457
Series 2695 Class DG, 4% 10/15/18		220,000	205,831
Series 2773 Class EG, 4.5% 4/15/19		725,000	696,638
Series 2831 Class PB, 5% 7/15/19		200,000	193,965
Series 2866 Class XE, 4% 12/15/18		250,000	238,466
Series 2996 Class MK, 5.5% 6/15/35		44,639	44,894
sequential payer:
Series 2570 Class CU, 4.5% 7/15/17		18,090	17,760
Series 2572 Class HK, 4% 2/15/17		26,274	25,721
Series 2617 Class GW, 3.5% 6/15/16		25,015	24,779
Series 2685 Class ND, 4% 10/15/18		85,000	77,229
Series 2773 Class TA, 4% 11/15/17		153,736	148,903
Series 2849 Class AL, 5% 5/15/18		76,652	75,686
Series 2860 Class CP, 4% 10/15/17		25,876	25,363
Series 2930 Class KT, 4.5% 2/15/20		450,000	413,706
Series 2937 Class HJ, 5% 10/15/19		87,512	86,610
Series 2863 Class DB, 4% 9/15/14		12,648	12,179
Series 2975 Class NA, 5% 7/15/23		96,937	96,960
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,536,369)			6,574,157
Commercial Mortgage Securities - 0.0%

Canary Wharf Finance II plc Series 3MUK Class C2, 6.2244% 10/22/37 (j) (Cost $98,550)	GBP	50,000	97,565
Foreign Government and Government Agency Obligations - 20.8%
		Principal Amount (d)	Value
Arab Republic 8.75% 7/18/12 (g)	EGP	1,430,000	$ 262,711
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		568,869	517,671
5.389% 8/3/12 (j)		1,234,375	1,108,085
7% 3/28/11		1,150,000	1,077,454
7% 9/12/13		1,280,000	1,111,573
11.85% 3/5/08 (j)	ARS	359,530	114,061
Belgian Kingdom:
4% 3/28/17	EUR	950,000	1,305,551
5% 3/28/35	EUR	80,000	119,040
Brazilian Federative Republic:
6% 9/15/13		200,000	199,700
7.125% 1/20/37		405,000	453,600
8.25% 1/20/34		280,000	353,220
8.75% 2/4/25		255,000	325,253
10% 1/1/10	BRL	424,000	225,004
11% 8/17/40		795,000	1,063,710
12.25% 3/6/30		495,000	856,350
12.75% 1/15/20		335,000	531,813
Canadian Government:
4% 6/1/17	CAD	1,700,000	1,663,248
5% 6/1/37	CAD	425,000	467,393
5.25% 6/1/12	CAD	3,550,000	3,725,269
5.5% 6/1/09	CAD	1,420,000	1,459,123
5.75% 6/1/29	CAD	500,000	591,825
Central Bank of Nigeria promissory note 5.092% 1/5/10		137,808	133,118
Chilean Republic 5.5% 1/15/13		175,000	177,940
Colombian Republic:
7.375% 9/18/37		405,000	444,893
11.75% 3/1/10	COP	224,000,000	116,000
11.75% 2/25/20		165,000	241,725
Dominican Republic:
(Reg. S) 9.5% 9/27/11		210,787	223,223
Brady 6.3125% 8/30/09 (j)		51,655	51,474
6.25% 8/30/24 (j)		750,000	747,375
9.04% 1/23/18 (g)		349,753	392,597
Ecuador Republic:
10% 8/15/30 (Reg. S)		530,000	490,250
euro par 5% 2/28/25		76,000	55,982
Finnish Government 3.875% 9/15/17	EUR	3,100,000	4,232,282
French Republic:
3.5% 7/12/11	EUR	4,025,000	5,602,759
4% 4/25/55	EUR	100,000	126,084
5.5% 4/25/29	EUR	400,000	634,313
German Federal Republic:
3.75% 12/12/08	EUR	2,100,000	2,982,622
4.25% 7/4/17	EUR	2,050,000	2,902,837
4.25% 7/4/39	EUR	550,000	741,556
Foreign Government and Government Agency Obligations - continued
		Principal Amount (d)	Value
Ghana Rep 8.5% 10/4/17 (g)		$ 235,000	$ 239,406
Indonesian Republic:
(Reg. S) 6.75% 3/10/14		165,000	170,165
6.625% 2/17/37 (g)		525,000	502,058
Islamic Republic of Pakistan:
6.75% 2/19/09		180,000	176,400
6.875% 6/1/17 (g)		100,000	88,000
7.125% 3/31/16 (g)		200,000	181,000
Italian Republic 6% 5/1/31	EUR	60,000	98,851
Japan Government:
0.9% 11/20/20 (j)	JPY	50,000,000	417,443
0.93% 7/20/20 (j)	JPY	50,000,000	407,999
1.2% 5/20/22 (j)	JPY	150,000,000	1,302,855
1.4% 3/21/11	JPY	110,000,000	969,779
1.5% 3/20/14	JPY	185,000,000	1,627,626
1.9% 6/20/16	JPY	170,000,000	1,521,980
2.4% 12/20/34	JPY	130,000,000	1,130,001
Real Return Bond 1.1% 12/10/16	JPY	124,500,000	1,071,568
Lebanese Republic:
(Reg. S):
7.875% 5/20/11		255,000	245,438
8.625% 6/20/13		75,000	72,938
8.63% 11/30/09 (j)		435,000	428,475
7.125% 3/5/10		40,000	38,500
8.63% 11/30/09 (g)(j)		115,000	113,275
Peruvian Republic:
6.4375% 3/7/27 (j)		70,000	69,825
euro Brady past due interest 6.4375% 3/7/17 (j)		112,000	111,888
Philippine Republic:
8.25% 1/15/14		420,000	467,796
8.875% 3/17/15		215,000	249,142
9% 2/15/13		330,000	376,200
9.5% 2/2/30		130,000	169,975
9.875% 1/15/19		335,000	427,963
10.625% 3/16/25		205,000	288,025
Republic of Fiji 6.875% 9/13/11		100,000	90,500
Republic of Serbia 3.75% 11/1/24 (f)(g)		165,000	156,750
Russian Federation:
7.5% 3/31/30 (Reg. S)		2,465,100	2,754,749
12.75% 6/24/28 (Reg. S)		410,000	729,800
South African Republic 6.5% 6/2/14		240,000	252,000
Turkish Republic:
Indexed Linked CPI 10% 2/15/12	TRY	139,320	117,313

		Principal Amount (d)	Value
6.75% 4/3/18		$ 220,000	$ 224,400
6.875% 3/17/36		460,000	439,300
7% 9/26/16		300,000	305,625
7.375% 2/5/25		295,000	306,063
11% 1/14/13		540,000	655,425
11.875% 1/15/30		415,000	644,288
Ukraine Cabinet of Ministers 6.58% 11/21/16 (g)		450,000	455,625
United Kingdom, Great Britain & Northern Ireland:
4.25% 12/7/27	GBP	650,000	1,238,554
4.25% 6/7/32	GBP	50,000	96,070
4.25% 3/7/36	GBP	140,000	270,547
4.25% 12/7/46	GBP	1,170,000	2,280,703
4.75% 9/7/15	GBP	340,000	683,299
5.75% 12/7/09	GBP	125,000	259,756
8% 6/7/21	GBP	675,000	1,792,850
United Mexican States:
6.75% 9/27/34		80,000	87,120
7.5% 4/8/33		370,000	439,560
8.3% 8/15/31		650,000	833,625
9% 12/20/12	MXN	826,000	79,443
Uruguay Republic:
5% 9/14/18	UYU	2,142,654	103,488
8% 11/18/22		238,878	264,557
Venezuelan Republic:
5.375% 8/7/10		130,000	122,200
6.36% 4/20/11 (j)		580,000	541,720
7.65% 4/21/25		275,000	247,500
8.5% 10/8/14		240,000	240,600
9.25% 9/15/27		920,000	956,800
9.375% 1/13/34		225,000	235,125
10.75% 9/19/13		455,000	502,775
13.625% 8/15/18		396,000	522,720
Vietnamese Socialist Republic Brady par 4% 3/12/28 (f)		90,000	75,375
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $66,022,572)			69,799,480
Supranational Obligations - 0.2%

European Investment Bank 4.75% 10/15/17	EUR	325,000	469,679
Inter-American Development Bank 6.625% 4/17/17	PEN	300,000	98,635
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $529,370)			568,314
Common Stocks - 0.3%
		Shares	Value
CONSUMER DISCRETIONARY - 0.1%
Auto Components - 0.0%
Intermet Corp. (a)(l)		6,092	$ 11,027
Diversified Consumer Services - 0.1%
Coinmach Service Corp. unit		13,000	240,500
Hotels, Restaurants & Leisure - 0.0%
Centerplate, Inc. unit		10,000	172,700
TOTAL CONSUMER DISCRETIONARY			424,227
INDUSTRIALS - 0.2%
Airlines - 0.2%
Delta Air Lines, Inc. (a)		29,356	526,940
Northwest Airlines Corp. (a)		6,800	121,040
			647,980
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.		140	3,892
TOTAL COMMON STOCKS (Cost $1,001,856)			1,076,099
Preferred Stocks - 0.1%

Convertible Preferred Stocks - 0.0%
MATERIALS - 0.0%
Chemicals - 0.0%
Celanese Corp. 4.25%		300	15,117
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Spanish Broadcasting System, Inc. Class B, 10.75%		68	71,740
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
Rural Cellular Corp. 12.25% pay-in-kind		255	318,750
TOTAL NONCONVERTIBLE PREFERRED STOCKS			390,490
TOTAL PREFERRED STOCKS (Cost $360,931)			405,607
Floating Rate Loans - 4.0%
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - 1.3%
Auto Components - 0.1%
Dana Corp. term loan 7.98% 4/13/08 (j)		$ 140,000	$ 139,125
Delphi Corp. term loan 8.125% 12/31/07 (j)		120,000	119,700
Lear Corp. term loan 7.7892% 4/25/12 (j)		129,220	126,636
			385,461
Automobiles - 0.4%
AM General LLC:
Tranche B, term loan 8.4091% 9/30/13 (j)		193,065	191,858
8.7975% 9/30/12 (j)		6,774	6,732
Ford Motor Co. term loan 8.7% 12/15/13 (j)		1,260,475	1,219,510
General Motors Corp. term loan 7.735% 11/29/13 (j)		59,700	57,909
			1,476,009
Diversified Consumer Services - 0.1%
Affinion Group Holdings, Inc. term loan 11.6775% 3/1/12 (j)		220,000	213,400
Hotels, Restaurants & Leisure - 0.0%
Green Valley Ranch Gaming LLC Tranche 1LN, term loan 7.4129% 2/16/14 (j)		19,173	18,598
OSI Restaurant Partners, Inc.:
term loan 7.4375% 6/14/14 (j)		36,900	35,332
7.7731% 6/14/13 (j)		3,008	2,880
Six Flags, Inc. Tranche B, term loan 7.75% 4/30/15 (j)		49,875	47,631
			104,441
Media - 0.3%
Advanstar, Inc. Tranche 2LN, term loan 10.1981% 11/30/14 (j)		30,000	28,650
Charter Communications Operating LLC Tranche B 1LN, term loan:
7.13% 3/6/14 (j)		220,000	212,850
7.36% 3/6/14 (j)		306,000	296,055
CSC Holdings, Inc. Tranche B, term loan 7.5688% 3/31/13 (j)		306,125	301,533
Discovery Communications, Inc. term loan 7.1981% 5/14/14 (j)		69,825	68,952
Riverdeep Interactive Learning USA, Inc. term loan:
7.9481% 12/20/13 (j)		59,599	59,003
11.9375% 12/21/07 (j)		60,566	59,960
			1,027,003
Floating Rate Loans - continued
		Principal Amount (d)	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 7.4481% 4/6/13 (j)		$ 98,734	$ 97,253
Specialty Retail - 0.3%
Claire's Stores, Inc. term loan 7.9481% 5/29/14 (j)		269,325	252,492
Michaels Stores, Inc. term loan 7.6382% 10/31/13 (j)		289,271	279,147
Sally Holdings LLC Tranche B, term loan 8.006% 11/16/13 (j)		49,500	48,015
Toys 'R' US, Inc. term loan 8.665% 12/9/08 (j)		290,000	287,100
			866,754
Textiles, Apparel & Luxury Goods - 0.1%
Hanesbrands, Inc.:
term loan 9.11% 3/5/14 (j)		90,000	90,225
Tranche B 1LN, term loan 7.087% 9/5/13 (j)		250,039	247,226
			337,451
TOTAL CONSUMER DISCRETIONARY			4,507,772
CONSUMER STAPLES - 0.1%
Beverages - 0.0%
Constellation Brands, Inc. Tranche B, term loan 7.1563% 6/5/13 (j)		64,000	63,040
Food & Staples Retailing - 0.1%
Rite Aid Corp. Tranche ABL, term loan 7.3312% 6/4/14 (j)		160,000	156,200
TOTAL CONSUMER STAPLES			219,240
ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Compagnie Generale de Geophysique SA term loan 7.1288% 1/12/14 (j)		35,700	35,165
Oil, Gas & Consumable Fuels - 0.2%
Coffeyville Resources LLC:
Credit-Linked Deposit 8.26% 12/28/10 (j)		27,568	26,741
Tranche D, term loan 8.6096% 12/28/13 (j)		141,721	137,470
Helix Energy Solutions Group, Inc. term loan 7.6631% 7/1/13 (j)		79,195	77,413
Sandridge Energy, Inc. term loan 8.625% 4/1/15 (j)		230,000	228,850
Targa Resources, Inc./Targa Resources Finance Corp.:
Credit-Linked Deposit 7.235% 10/31/12 (j)		29,032	28,815
term loan 7.5413% 10/31/12 (j)		118,548	117,659

		Principal Amount (d)	Value
Venoco, Inc. Tranche 2LN, term loan 9.875% 5/7/14 (j)		$ 30,000	$ 29,400
			646,348
TOTAL ENERGY			681,513
FINANCIALS - 0.2%
Real Estate Investment Trusts - 0.1%
Capital Automotive (REIT) Tranche B, term loan 7.42% 12/16/10 (j)		167,447	164,726
Real Estate Management & Development - 0.1%
Realogy Corp.:
Tranche B, term loan 8.36% 10/10/13 (j)		361,518	338,020
8.32% 10/10/13 (j)		97,576	91,233
			429,253
TOTAL FINANCIALS			593,979
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Community Health Systems, Inc.:
term loan 7.7563% 7/25/14 (j)		356,489	349,359
Tranche DD, term loan 7/25/14 (m)		23,511	23,041
HCA, Inc. Tranche B, term loan 7.4481% 11/17/13 (j)		744,375	729,488
Health Management Associates, Inc. Tranche B, term loan 6.9481% 2/28/14 (j)		59,700	56,640
			1,158,528
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.1%
DeCrane Aircraft Holdings, Inc.:
Tranche 1LN, term loan 8.11% 2/21/13 (j)		9,950	9,726
Tranche 2LN, term loan 12.36% 2/21/14 (j)		20,000	19,400
Hawker Beechcraft Corp.:
term loan 7.1928% 3/26/14 (j)		183,475	177,971
7.1981% 3/26/14 (j)		15,603	15,135
Wesco Aircraft Hardware Corp.:
Tranche 1LN, term loan 7.61% 9/29/13 (j)		19,450	19,061
Tranche 2LN, term loan 10.95% 3/28/14 (j)		10,000	9,925
			251,218
Commercial Services & Supplies - 0.1%
Allied Waste Industries, Inc.:
Credit-Linked Deposit 6.82% 3/28/14 (j)		28,504	28,148
term loan 6.7783% 3/28/14 (j)		52,453	51,797
Floating Rate Loans - continued
		Principal Amount (d)	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
ARAMARK Corp.:
term loan 7.1981% 1/26/14 (j)		$ 107,784	$ 105,629
7.485% 1/26/14 (j)		7,703	7,549
Brand Energy & Infrastructure Services, Inc. Tranche 2LN, term loan 11.3375% 2/7/15 (j)		40,000	38,100
			231,223
Electrical Equipment - 0.0%
Baldor Electric Co. term loan 7.1235% 1/31/14 (j)		24,296	23,932
Industrial Conglomerates - 0.0%
Walter Industries, Inc. term loan 7.2639% 10/3/12 (j)		9,737	9,542
Machinery - 0.1%
Chart Industries, Inc. Tranche B, term loan 7.5586% 10/17/12 (j)		8,889	8,778
Dresser, Inc.:
Tranche 2LN, term loan 11.1288% 5/4/15 pay-in-kind (j)		230,000	225,400
Tranche B 1LN, term loan 7.9982% 5/4/14 (j)		39,592	38,998
Navistar International Corp.:
term loan 8.61% 1/19/12 (j)		124,667	122,173
Credit-Linked Deposit 8.5908% 1/19/12 (j)		45,333	44,427
			439,776
Road & Rail - 0.0%
Laidlaw International, Inc. Tranche B, term loan 7.26% 7/31/13 (j)		39,700	39,601
Trading Companies & Distributors - 0.0%
Neff Corp. Tranche 2LN, term loan 8.8959% 11/30/14 (j)		50,000	44,000
VWR Funding, Inc. term loan 7.6981% 6/29/14 (j)		90,000	85,275
			129,275
TOTAL INDUSTRIALS			1,124,567
INFORMATION TECHNOLOGY - 0.4%
IT Services - 0.2%
Affiliated Computer Services, Inc. Tranche B2, term loan 7.6919% 3/20/13 (j)		188,100	185,279
SunGard Data Systems, Inc. term loan 7.3563% 2/28/14 (j)		537,985	527,225
			712,504
Semiconductors & Semiconductor Equipment - 0.1%
Freescale Semiconductor, Inc. term loan 7.33% 12/1/13 (j)		267,300	255,272

		Principal Amount (d)	Value
Software - 0.1%
Kronos, Inc. Tranche 1LN, term loan 7.4481% 6/11/14 (j)		$ 229,425	$ 219,101
Open Solutions, Inc. term loan 7.485% 1/23/14 (j)		19,904	19,008
			238,109
TOTAL INFORMATION TECHNOLOGY			1,205,885
MATERIALS - 0.6%
Chemicals - 0.2%
Berry Plastics Group, Inc. term loan 12.72% 6/5/14 (j)		300,000	270,456
Celanese Holding LLC:
Revolving Credit-Linked Deposit 7.07% 4/2/13 (j)		12,308	11,908
term loan 7.11% 4/2/14 (j)		67,523	66,257
Lyondell Chemical Co. term loan 6.6306% 8/16/13 (j)		247,500	245,644
Momentive Performance Materials, Inc. Tranche B1, term loan 7.8125% 12/4/13 (j)		59,550	58,359
Solutia, Inc. Tranche B, term loan 8.36% 3/31/08 (j)		18,903	18,856
			671,480
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 7.3595% 4/3/15 (j)		268,650	261,934
Metals & Mining - 0.1%
Aleris International, Inc. term loan 7.5655% 12/19/13 (j)		149,250	142,534
Novelis Corp. term loan 7.2% 7/6/14 (j)		269,325	261,245
			403,779
Paper & Forest Products - 0.2%
Georgia-Pacific Corp. Tranche B1, term loan 7.4119% 12/23/12 (j)		560,025	549,525
TOTAL MATERIALS			1,886,718
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Intelsat Bermuda Ltd. term loan 7.8587% 1/12/14 (j)		100,000	98,875
Level 3 Communications, Inc. term loan 7.61% 3/13/14 (j)		440,000	431,750
Paetec Communications, Inc. Tranche B, term loan 7.6288% 2/28/13 (j)		19,329	19,087
Wind Telecomunicazioni SpA:
term loan 12.61% 12/12/11 pay-in-kind (j)		192,529	188,636
Tranche 2, term loan 11.59% 3/21/15 (j)		140,000	142,100
Floating Rate Loans - continued
		Principal Amount (d)	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Wind Telecomunicazioni SpA: - continued
Tranche B, term loan 7.5694% 9/21/13 (j)		$ 70,000	$ 69,300
Tranche C, term loan 8.3194% 9/21/14 (j)		70,000	69,300
			1,019,048
Wireless Telecommunication Services - 0.0%
American Cellular Corp.:
Tranche B, term loan 7.36% 3/15/14 (j)		36,039	35,904
Tranche DD, term loan 3/15/14 (m)		3,871	3,823
Leap Wireless International, Inc. Tranche B, term loan 7.4481% 6/16/13 (j)		39,500	38,908
MetroPCS Wireless, Inc. Tranche B, term loan 7.5789% 11/3/13 (j)		79,400	78,209
			156,844
TOTAL TELECOMMUNICATION SERVICES			1,175,892
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Boston Generating LLC:
Credit-Linked Deposit 7.3231% 12/20/13 (j)		12,069	11,828
Tranche 1LN, revolver loan 7.485% 12/20/13 (j)		3,379	3,312
Tranche 2LN, term loan 9.61% 6/20/14 (j)		20,000	19,800
Tranche B 1LN, term loan 7.4481% 12/20/13 (j)		54,143	53,060
Calpine Corp. Tranche D, term loan 7.4481% 3/29/09 (j)		417,900	410,587
NRG Energy, Inc.:
term loan:
6/8/14 (m)		91,924	90,086
6.9481% 2/1/13 (j)		287,131	281,388
6.8481% 2/1/13 (j)		119,502	117,112
			987,173
TOTAL FLOATING RATE LOANS (Cost $13,888,453)			13,541,267
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Citibank:
6.25% 3/28/13 (j)		40,682	40,275
6.25% 12/14/19 (j)		71,705	68,837

		Principal Amount (d)	Value
- Credit Suisse First Boston 6.25% 3/28/13 (j)		$ 161,780	$ 160,162
- Deutsche Bank 1.407% 3/28/13 (j)	JPY	2,270,246	19,167
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $273,831)			288,441
Fixed-Income Funds - 5.7%
		Shares
Fidelity Floating Rate Central Fund (k) (Cost $19,680,767)		195,466	19,081,366
Preferred Securities - 0.7%
		Principal Amount (d)
CONSUMER DISCRETIONARY - 0.4%
Media - 0.4%
Globo Comunicacoes e Participacoes SA 9.375%		$ 800,000	836,878
Net Servicos de Comunicacao SA 9.25% (g)		400,000	415,019
			1,251,897
ENERGY - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Pemex Project Funding Master Trust 7.75%		1,134,000	1,155,703
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 2 Ltd. 4.85% (j)		50,000	63,687
TOTAL PREFERRED SECURITIES (Cost $2,444,575)			2,471,287
Other - 0.0%

Delta Air Lines ALPA Claim (a) (Cost $5,523)		470,000	25,850
Money Market Funds - 14.0%
		Shares
Fidelity Cash Central Fund, 5.12% (b) (Cost $46,869,907)		46,869,907	$ 46,869,907
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $352,034,503)	356,070,756
NET OTHER ASSETS - (6.2)%	(20,780,543)
NET ASSETS - 100%	$ 335,290,213
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.68% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2009	$ 2,000,000	$ 2,020
Receive semi-annually a fixed rate equal to 4.81% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Sept. 2009	2,000,000	2,640
Receive semi-annually a fixed rate equal to 4.915% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	August 2009	4,500,000	16,150
Receive semi-annually a fixed rate equal to 5.37% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	July 2009	1,600,000	18,939
Receive semi-annually a fixed rate equal to 5.467% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	July 2011	500,000	18,700
		$ 10,600,000	$ 58,449
Currency Abbreviations
ARS	-	Argentine peso
BRL	-	Brazilian real
CAD	-	Canadian dollar
COP	-	Colombian peso
EGP	-	Egyptian pound
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
MXN	-	Mexican peso
PEN	-	Peruvian new sol
RUB	-	Russian ruble
TRY	-	New Turkish Lira
UYU	-	Uruguay peso
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $23,775,325 or 7.1% of net assets.

(h) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(i) A portion of the security is subject to a forward commitment to sell.
(j) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(k) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(l) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $11,027 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Intermet Corp.	1/7/05 - 1/13/05	$ 115,372

(m) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $119,306 and $116,950, respectively. The coupon rate will be determined at time of settlement.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,240,444
Fidelity Floating Rate Central Fund	889,430
Total	$ 2,129,874
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 6,927,920	$ 12,774,734	$ -	$ 19,081,366	0.8%
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $351,710,436. Net unrealized appreciation aggregated $4,360,320, of which $7,919,248 related to appreciated investment securities and $3,558,928 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund V's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund V

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007